As filed with the U.S. Securities and Exchange Commission on March 17, 2014

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

JPMorgan Trust I

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:	With copies to:
Pamela L. Woodley, Esq. JPMorgan Chase & Co. 270 Park Avenue New York, NY 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on April 17, 2014 pursuant to Rule 488 under the Securities Act of 1933.

JPMORGAN TRUST I

JPMorgan Intermediate Tax Free Bond Fund

(the “Acquiring Fund”)

JPMORGAN TRUST II

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

(each an “Acquired Fund” and collectively, the “Acquired Funds”)

270 Park Avenue

New York, New York 10017

Special Meeting of Shareholders to be held June 10, 2014

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the Acquired Funds (“Your Fund”). At a meeting held on February 12, 2014, the Board of Trustees (the “Board”) of Your Fund approved a proposed reorganization pursuant to which Your Fund would combine with another fund, the Acquiring Fund. The Board also called a special meeting of shareholders of Your Fund scheduled for June 10, 2014, at 270 Park Avenue, New York, NY 10017, at 11:00 a.m., New York time. Your Fund’s special meeting is referred to as the “Meeting.” The purpose of the Meeting is to seek shareholder approval for a number of fund reorganizations (each, a “Reorganization” and, collectively, the “Reorganizations”), including the Reorganization of Your Fund. The Board of Your Fund has considered and approved the proposed Reorganization of Your Fund and concurred that the proposed Reorganization is in the best interest of Your Fund and its shareholders.

The attached Proxy Statement/Prospectus seeks Your Fund’s shareholder approval of the following proposals that will be considered at the Meeting:

1.        To approve an Agreement and Plan of Reorganization for Your Fund, pursuant to which Your Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund in exchange for the corresponding class of shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of Your Fund followed immediately by the distribution by Your Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of Your Fund. Each of the Acquired Funds, including Your Fund, and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund

JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

2.        To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

If the Reorganization of Your Fund is approved by shareholders, you will have an interest in the Acquiring Fund equal in dollar value to your interest in Your Fund on the date the Reorganization occurs. No sales charges or redemption fees will be imposed as a result of the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes.

If Your Fund’s Reorganization is not approved by shareholders, then Your Fund will not be reorganized into the Acquiring Fund and Your Fund’s Board will consider what, if any, additional steps to take.

After careful consideration, Your Fund’s Board recommends that shareholders of Your Fund vote “FOR” the proposal.

We strongly invite your participation by asking you to review these materials and complete and return your proxy card as soon as possible.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. Your vote is very important to us regardless of the number of shares you hold. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received no later than the time of the Meeting on June 10, 2014. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions, before you vote, please call 1-855-737-3176.

In addition to voting by mail, you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the simple instructions.	(3) Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card.

You may receive more than one proxy package if you hold shares in more than one account. Please be sure to vote each account by using one of the methods described on the proxy cards or by signing and dating each card and enclosing them in the postage-paid envelope provided for each card.

Sincerely,

Robert L. Young

President and Principal Executive Officer

JPMorgan Trust II

April [    ], 2014

iii

JPMORGAN TRUST I

JPMorgan Intermediate Tax Free Bond Fund

(the “Acquiring Fund”)

JPMORGAN TRUST II

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

(each an “Acquired Fund” and collectively, the “Acquired Funds”)

270 Park Avenue New York, New York 10017

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on June 10, 2014

To the shareholders of the Acquired Funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of each of the Acquired Funds will be held at 270 Park Avenue, New York, NY 10017, on June 10, 2014 at 11:00 a.m., New York time (the “Meeting”), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) among each of the Acquired Funds and the Acquiring Fund, pursuant to which each Acquired Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund in exchange for the corresponding class of shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund. Each of the Acquired Funds and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund

JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

2.    To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Whether or not you plan to attend the Meeting in person, please vote. In addition to voting by mail, you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the simple instructions.	(3) Enter the control number set forth on the proxy card and follow the simple instructions.

iv

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card.

Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

By Order of the Board of Trustees of JPMorgan Trust II,

Frank J. Nasta

Secretary

JPMorgan Trust II

April [    ], 2014

v

PROXY STATEMENT/PROSPECTUS

April [    ], 2014

PROXY STATEMENT FOR:

JPMORGAN TRUST II

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

(each an “Acquired Fund” and collectively, the “Acquired Funds”)

PROSPECTUS FOR:

JPMORGAN TRUST I

JPMorgan Intermediate Tax Free Bond Fund

(the “Acquiring Fund”)

270 Park Avenue

New York, New York 10017

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished on or about April [    ], 2014 in connection with the solicitation of proxy cards by the Board of Trustees (the “Board”) of JPMorgan Trust II (“Trust II”) for a Special Meeting of shareholders of each of the Acquired Funds (the “Meeting”). The Meeting will be held on
June 10, 2014, at 11:00 a.m., New York time, at 270 Park Avenue, New York, NY 10017.

At the Meeting, shareholders will be asked to consider and act upon the following proposals:

1.        To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) among each of the Acquired Funds and the Acquiring Fund, pursuant to which each Acquired Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund in exchange for the corresponding class of shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled (as discussed below) in complete liquidation of the Acquired Fund (each, a “Reorganization” and, collectively, the “Reorganizations”). Each of the Acquired Funds and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund

JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

2.        To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

i

The Reorganization Agreement contemplates the transfer of all of the assets, subject to all of the liabilities, of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund as of the close of business of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. New York time, on the Reorganization closing date, followed by the immediate distribution by the Acquired Fund to its shareholders of the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in complete liquidation of the Acquired Fund. Subject to shareholder approval, the Reorganizations are expected to close on or about June 13, 2014.

Effects on share classes of the proposed Reorganizations. If a Reorganization is approved by shareholders of an Acquired Fund, each holder of a class of shares of that Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the same class of shares of the Acquiring Fund that they held in the Acquiring Fund immediately prior to the Reorganization. The aggregate net asset value of the shares of the Acquiring Fund received by Acquired Fund shareholders will be equal in value to the aggregate net asset value of the shares of the Acquired Fund held by the Acquired Fund shareholders immediately before the transfer. The following table lists the Funds and the corresponding classes.

Acquired Fund	g	Acquiring Fund
JPMorgan Arizona Municipal Bond Fund	g	JPMorgan Intermediate Tax Free Bond Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Select Class	g	Select Class

Acquired Fund	g	Acquiring Fund
JPMorgan Michigan Municipal Bond Fund	g	JPMorgan Intermediate Tax Free Bond Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Select Class	g	Select Class

Acquired Fund	g	Acquiring Fund
JPMorgan Ohio Municipal Bond Fund	g	JPMorgan Intermediate Tax Free Bond Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Select Class	g	Select Class

Because shareholders of the Acquired Funds are being asked to approve a transaction that would result in their holding shares of the Acquiring Fund, this Proxy Statement also serves as a Prospectus for the Acquiring Fund. Shareholders of each Acquired Fund are being asked to approve the Reorganization only with respect to their Fund, and each Reorganization is independent of the other proposed Reorganizations.

The Reorganizations are being structured as federal income tax-free reorganizations. See “INFORMATION ABOUT THE REORGANIZATIONS — Federal Income Tax Consequences” in this Proxy Statement/Prospectus. Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

The Acquired Funds and Acquiring Fund are series of open-end management investment companies. The Acquired Funds have similar investment objectives and investment strategies, compared to the Acquiring Fund except that income and dividends from the Acquiring Fund are not designed to be exempt from any particular state’s personal income tax. There are some differences, however, and these are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Proxy Statement/Prospectus. The Acquired Funds and the Acquiring Fund are sometimes referred to herein as the “Funds.”

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. The Statement of Additional Information (“SAI”) for the Acquiring Fund, dated July 1, 2013, as supplemented, and the SAI relating to this Proxy Statement/Prospectus and the Reorganizations dated April [    ], 2014, are incorporated herein by reference, which means they are considered legally a part of this Proxy Statement/Prospectus. You may receive a copy of the SAIs without charge by contacting the J.P. Morgan Funds at (800) 480-4111, or by writing to the J.P. Morgan Funds at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528. The SAI for the Acquiring Fund, but not the SAI relating to this Proxy Statement/Prospectus and the Reorganizations, may also be obtained by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

For more information regarding the Acquired Funds, see their prospectuses and SAI, dated July 1, 2013, as supplemented, which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference. The February 28, 2013 annual report and August 31, 2013 semi-annual report for the Acquired Funds highlight certain important information, such as investment results and financial information, and they have been filed with the SEC and are incorporated herein by reference. You may receive a copy of the prospectuses, SAI, annual report and semi-annual report of the Acquired Funds without charge by calling (800) 480-4111, by writing J.P. Morgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549.

Accompanying this Proxy Statement/Prospectus as Appendix B is a copy of the form of Reorganization Agreement pertaining to the Reorganizations.

AN INVESTMENT IN AN ACQUIRED FUND AND THE ACQUIRING FUND IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL YOUR SHARES WHEN AN ACQUIRED FUND’S OR ACQUIRING FUND’S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/ PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(continued)

v

PROPOSAL

APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION

Q. How will a Reorganization affect me?

A. Under the terms of the Reorganization Agreement, the assets of each Acquired Fund, subject to its liabilities, will be combined with those of the Acquiring Fund and you will become a shareholder of the Acquiring Fund. Upon the Reorganization, you will receive shares of the Acquiring Fund that are equal in aggregate net asset value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization. You will receive the same class of shares in the Acquiring Fund that you held in the Acquired Fund immediately prior to the closing of the Reorganization.

Q. Why is each Reorganization being recommended?

A. Each Acquired Fund is relatively small, including in comparison to the Acquiring Fund, and management of the Funds believes that the Acquired Funds have limited opportunities for future growth.

In addition, the proposed Reorganizations are expected to benefit shareholders by potentially creating operational and administrative efficiencies. See below for a discussion regarding the impact of the proposed Reorganizations on the fees that you will pay.

Q. How will the Reorganizations affect the fees to be paid by the Acquiring Fund, and how do they compare with the fees payable by the Acquired Funds?

The investment advisory fee is the same for all Funds.

The tables below shows the current gross expense ratios of each Acquired Fund, on an unaudited basis, as of February 28, 2014 and estimated post-Reorganization Acquiring Fund gross expense ratios for each class of shares.

	JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)*
Class A	1.07%	0.92%
Class B	1.56%	1.42%
Class C	1.56%	1.42%
Select Class	0.82%	0.67%

	JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)*
Class A	1.08%	0.92%
Class B	1.58%	1.42%
Class C	1.57%	1.42%
Select Class	0.83%	0.67%

	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)*
Class A	0.99%	0.92%
Class B	1.48%	1.42%
Class C	1.48%	1.42%
Select Class	0.74%	0.67%

	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)*
Class A	1.07%	1.08%	0.99%	0.92%
Class B	1.56%	1.58%	1.48%	1.42%
Class C	1.56%	1.57%	1.48%	1.42%
Select Class	0.82%	0.83%	0.74%	0.67%

*

Because the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund may reorganize into the Acquiring Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (i) shareholders approve the JPMorgan Arizona Municipal Bond Fund Reorganization but do not approve the JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (ii) shareholders approve the JPMorgan Michigan Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (iii) shareholders approve the JPMorgan Ohio Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund Reorganizations; and (iv) shareholders approve all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations.

Post-Reorganization, the total annual fund operating expenses, after fee waivers and expense reimbursements, for each class of the Acquiring Fund involved in the Reorganizations is expected to be less than the total annual fund operating expenses, after fee waivers and expense reimbursements, for the corresponding class of the Acquired Funds prior to the Reorganizations. Both the current gross and net expenses of the classes of the Acquiring Fund are lower than the corresponding classes of each Acquired Fund. The expense limitations on the share classes of the Acquiring Fund are lower than those on the share classes of the Acquired Funds. J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”), JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) and JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”) have contractually agreed to maintain the current expense limitations (which exclude acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) on the classes of the Acquiring Fund involved in the Reorganizations until June 30, 2015. There is no guarantee such expense limitations will be continued after June 30, 2015. The expenses of the Acquiring Fund’s classes may be higher than disclosed if an expense limitation expires after June 30, 2015.

Pro forma expense information is included for your reference in this Proxy Statement/Prospectus.

Q. Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with a Reorganization?

A. No. The full value of shares of each Acquired Fund will be exchanged for shares of the Acquiring Fund without any sales load, commission, redemption fee, or other transactional fee being imposed. JPMIM, JPMFM and/or JPMDS will waive their fees and/or reimburse expenses of the Funds, as needed, in an amount sufficient to offset costs incurred by each Fund relating to the Reorganization, including any costs associated with the solicitation of proxies, but excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with each Reorganization, which will be borne by the Funds. It is not anticipated that there will be material repositioning of either the Acquired Funds’ or the Acquiring Fund’s portfolios as a result of the Reorganizations.

Q. Will I have to pay any federal income taxes as a result of a Reorganization?

A. Each Reorganization transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming a Reorganization qualifies for such treatment, shareholders will not recognize a taxable gain or loss as a result of the Reorganization. As a condition to the closing of each Reorganization, each Acquired Fund and the Acquiring Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Acquired Funds and the Acquiring Fund. Opinions of legal counsel are not binding on the Internal Revenue Service (“IRS”) or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q. What happens if the Reorganization Agreement is not approved?

A. If the Reorganization Agreement for any individual Acquired Fund is not approved by shareholders of such Acquired Fund, then that individual Acquired Fund will not be reorganized into the Acquiring Fund and the Board of the Fund will consider what, if any, additional steps to take.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix B.

Proposed Reorganizations

After considering the Reorganizations, the Board of Trust II approved the Reorganization Agreement on February 12, 2014.

Subject to the approval of the shareholders of each of the Acquired Funds, the Reorganization Agreement provides for the transfer of all of the assets and liabilities of each Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund. Each of the Acquired Funds and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund

JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

Effects on share classes of the proposed Reorganizations. If a Reorganization is approved by shareholders of an Acquired Fund, each holder of a class of shares of that Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the same class of shares of the Acquiring Fund that they held in the Acquired Fund immediately prior to the Reorganization. The aggregate net asset value of the shares of the Acquiring Fund received by the Acquired Fund shareholders will be equal in value to the aggregate net asset value of the shares of the Acquired Fund held by the Acquired Fund shareholders immediately before the transfer.

The Reorganizations are scheduled to be effective after the close of business on June 13, 2014, or on another date as the parties may agree (“Closing Date”). As a result of a Reorganization, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business of the NYSE on the Closing Date.

Although each Reorganization, if approved by shareholders, is scheduled to occur on the Closing Date, each Reorganization is not contingent on the approval of any other Reorganization. Therefore, the failure of shareholders to approve one Reorganization will not affect the closing of any other Reorganization.

See “INFORMATION ABOUT THE REORGANIZATIONS” below. For more information about the characteristics of the classes of shares offered by the Funds see “SUMMARY — Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements” below, as well as “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix C.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATIONS — Reasons for the Reorganizations and Board Considerations,” the Board of Trust II, including all of the Trustees not deemed to be “interested persons” pursuant to Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has concluded that the Reorganizations would be in the best interests of the shareholders of each Acquired Fund, and that the interests of shareholders of each Acquired Fund would not be diluted as a result of the Reorganizations, and, therefore, have submitted the Reorganization Agreement for approval to the shareholders of the Acquired Funds. The Board recommends that shareholders of the Acquired Funds vote “FOR” approval of the proposed Reorganization Agreement effecting the Reorganizations.

For each of the Acquired Funds, approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the applicable Acquired Fund, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares of the Acquired Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Acquired Fund are present or represented by proxy at the Meeting, or (ii) more than 50% of the outstanding shares of the Acquired Fund. With respect to each Reorganization, more than 50% of the outstanding shares of the applicable Acquired Fund entitled to vote constitutes a quorum for the Meeting. A shareholder of an Acquired Fund is entitled to one vote for each dollar of net asset value represented by such shareholders’ shares as of the Record Date (as defined below) and a proportionate fractional vote with respect to the remainder of the net asset value of such shares, if any. For each Acquired Fund, shares of all classes will vote together as a single class for the proposed Reorganization. See “VOTING INFORMATION” below.

Prior to the closing of the Reorganizations, each Acquired Fund will declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its net tax-exempt interest income and investment company taxable income as well as net realized capital gains, if any, through the Reorganization date. These distributions may be taxable to each Acquired Fund’s shareholders.

As a condition to the closing of each Reorganization, the applicable Acquired Fund and the Acquiring Fund will have received from Dechert LLP an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes, and accordingly, no gain or loss will be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of any Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefore. For more information about the federal income tax consequences of the Reorganizations see “INFORMATION ABOUT THE REORGANIZATIONS — Federal Income Tax Consequences” below.

Effect of the Proposed Reorganizations of the Acquired Funds

If shareholders of an Acquired Fund approve the Reorganization Agreement, shareholders of the Acquired Fund will become shareholders of a class of the Acquiring Fund on or about June 13, 2014, immediately after the closing of the Reorganization. Please note that both JPMorgan Trust I (“Trust I”) and Trust II are Delaware statutory trusts and have substantially similar organizational documents. Therefore, if the Reorganizations are approved, shareholders of each Acquired Fund will experience no change with respect to quorum requirements, powers of Trustees, and shareholder liability, among other organizational and governance matters. Shareholders should refer to the provisions of the governing documents of Trust I and Trust II and the relevant state law for a more thorough comparison.

Comparison of Investment Objectives and Main Investment Strategies

This section will help you compare the investment objectives and main investment strategies of the Acquired Funds and the Acquiring Fund.

Please be aware that this is only a brief discussion. For more information about the Funds’ investment objectives, investment strategies and principal risks, please see “COMPARISON OF INVESTMENT OBJECTIVES,

STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS,” beginning on page 17. More information about the Acquiring Fund’s investment strategies and risks can also be found in “ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND’S INVESTMENT STRATEGIES AND RISKS” beginning on page 27.

JPMorgan Arizona Municipal Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

The investment objective of the JPMorgan Arizona Municipal Bond Fund is to seek current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal. The investment objective of the Acquiring Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Acquiring Fund’s investment objective, “gross income” means gross income for federal tax purposes. The investment objective of the JPMorgan Arizona Municipal Bond Fund is fundamental, which means it cannot be changed without the approval of shareholders. However, the investment objective of the Acquiring Fund is non-fundamental, which means it can be changed by the Board without the vote of shareholders.

The main investment strategies of the Funds are similar, except that because of differences in the municipal securities in which the Funds invest, income and dividends from the Acquiring Fund are not designed to be exempt from Arizona or any other particular state’s personal income tax. Under normal circumstances, the JPMorgan Arizona Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from both federal and Arizona state personal income tax. The Acquiring Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Acquiring Fund may also invest in high quality, short-term money market instruments and repurchase agreements, as well as forward commitments. The investment process of each Fund is identical.

A primary difference between the Funds lies in the municipal securities in which they invest. The JPMorgan Arizona Municipal Bond Fund will invest primarily in municipal securities issued by entities within Arizona, while the Acquiring Fund will invest in municipal securities issued by entities in any state. Therefore, as shareholders of Acquiring Fund shares, former Acquired Fund shareholders who become Acquiring Fund shareholders in the Reorganization will not receive income or dividends that are designed to be exempt from Arizona or any other particular state’s personal income tax. Additionally, the Acquiring Fund’s investments are limited to 20% in bonds that may generate Alternative Minimum Tax, while the JPMorgan Arizona Municipal Bond Fund does not have such a limitation. The Funds’ average weighted maturities also differ; while the Acquiring Fund’s average weighted maturity will be between three and ten years, the JPMorgan Arizona Municipal Bond Fund’s average weighted maturity normally will be between three and fifteen years, although the Fund may invest in securities with any maturity.

JPMorgan Michigan Municipal Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

The investment objective of the JPMorgan Michigan Municipal Bond Fund is to seek current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal. The investment objective of the Acquiring Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Acquiring Fund’s investment objective, “gross income” means gross income for federal tax purposes. The investment objective of the JPMorgan Michigan Municipal Bond Fund is fundamental, which means it cannot be changed without the approval of shareholders. However, the investment objective of the Acquiring Fund is non-fundamental, which means it can be changed by the Board without the vote of shareholders.

The main investment strategies of the Funds are similar, except that because of differences in the municipal securities in which the Funds invest, income and dividends from the Acquiring Fund are not designed to be exempt from Michigan or any other particular state’s personal income tax. Under normal circumstances, the JPMorgan Michigan Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from both federal and Michigan state personal income tax. The Acquiring Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Acquiring Fund may also invest in high quality, short-term money market instruments and repurchase agreements, as well as forward commitments. The investment process of each Fund is identical.

A primary difference between the Funds lies in the municipal securities in which they invest. The JPMorgan Michigan Municipal Bond Fund will invest primarily in municipal securities issued by entities within Michigan, while the Acquiring Fund will invest in municipal securities issued by entities in any state. Therefore, as shareholders of Acquiring Fund shares, former Acquired Fund shareholders who become Acquiring Fund shareholders in the Reorganization will not receive income or dividends that are designed to be exempt from Michigan or any other particular state’s personal income tax. Additionally, the Acquiring Fund’s investments are limited to 20% in bonds that may generate Alternative Minimum Tax, while the JPMorgan Michigan Municipal Bond Fund does not have such a limitation. The Funds’ average weighted maturities also differ; while the Acquiring Bond Fund’s average weighted maturity will be between three and ten years, the JPMorgan Michigan Municipal Bond Fund’s average weighted maturity normally will be between three and fifteen years, although the Fund may invest in securities with any maturity.

JPMorgan Ohio Municipal Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

The investment objective of the JPMorgan Ohio Municipal Bond Fund is to seek current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal. The investment objective of the Acquiring Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Acquiring Fund’s investment objective, “gross income” means gross income for federal tax purposes. The investment objective of the JPMorgan Ohio Municipal Bond Fund is fundamental, which means it cannot be changed without the approval of shareholders. However, the investment objective of the Acquiring Fund is non-fundamental, which means it can be changed by the Board without the vote of shareholders.

The main investment strategies of the Funds are similar, except that because of differences in the municipal securities in which the Funds invest, income and dividends from the Acquiring Fund are not designed to be exempt from Ohio or any other particular state’s personal income tax. Under normal circumstances, JPMorgan Ohio Municipal Bond Fund invests at least 80% of its Assets in municipal bonds, the income from which is exempt from both federal and Ohio state personal income tax. The Acquiring Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Acquiring Fund may also invest in high quality, short-term money market instruments and repurchase agreements, as well as forward commitments. The investment process of each Fund is identical.

A primary difference between the Funds lies in the municipal securities in which they invest. The JPMorgan Ohio Municipal Bond Fund will invest primarily in municipal securities issued by entities within Ohio, while the Acquiring Fund will invest in municipal securities issued by entities in any state. Therefore, as shareholders of Acquiring Fund shares, former Acquired Fund shareholders who become Acquiring Fund shareholders in the Reorganization will not receive income or dividends that are designed to be exempt from Ohio or any other particular state’s personal income tax. Additionally, the Acquiring Fund’s investments are limited to 20% in bonds that may generate Alternative

Minimum Tax, while the JPMorgan Ohio Municipal Bond Fund does not have such a limitation. The Funds’ average weighted maturities also differ; while the Acquiring Fund’s average weighted maturity will be between three and ten years, the JPMorgan Ohio Municipal Bond Fund’s average weighted maturity normally will be between three and fifteen years, although the Fund may invest in securities with any maturity.

Comparison of Fees and Expenses

The investment advisory fee for the Acquiring Fund of 30 basis points is the same as the investment advisory fee for each Acquired Fund. As a result of their larger size, the corresponding share classes of the Acquiring Fund have lower gross expense ratios than that of the Acquired Funds. Furthermore, each share class of the Acquiring Fund has lower net expense ratios than the corresponding class of the Acquired Funds, because the expense limitations on the share classes of the Acquiring Fund are lower than those on the corresponding classes of the Acquired Funds.

Although operating expenses vary between the Funds and distribution and shareholder service fees differ among share classes, JPMIM, JPMFM and JPMDS have contractually agreed to maintain the current expense limitations (which exclude acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) on the classes of the Acquiring Fund involved in the Reorganizations until June 30, 2015. There is no guarantee that such expense limitations will be continued after June 30, 2015. The expenses of the Acquiring Fund’s classes may be higher than disclosed if an expense limitation expires after June 30, 2015.

The Annual Fund Operating Expenses tables and Example tables shown below (i) compare the current fees and expenses of each Fund, on an unaudited basis, as of February 28, 2014 and (ii) show the estimated fees and expenses for each class of shares of the combined fund, on a pro forma basis, as if each Reorganization occurred on March 1, 2013.

JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund*

  Class A

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	3.75%	3.75%	3.75%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE (under $1 million)	NONE (under $1 million)	NONE (under $1 million)	NONE (under $1 million)
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.52%	0.53%	0.44%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.27%	0.28%	0.19%	0.11%
Acquired Fund Fees and Expenses	NONE	NONE	NONE	0.01%
Total Annual Fund Operating Expenses	1.07%	1.08%	0.99%	0.92%
Fee Waivers and Expense Reimbursements	(0.19)%[1]	(0.20)%[1]	(0.11)%[1]	(0.16)%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.88%[1]	0.88%[1]	0.88%[1]	0.76%[2]

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Intermediate Tax Free Bond Fund (Pro Form Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming
				Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)*
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	3.75%	3.75%	3.75%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE (under $1 million)	NONE (under $1 million)	NONE (under $1 million)	NONE (under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Intermediate Tax Free Bond Fund (Pro Form Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming
				Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)*
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.36%	0.36%	0.36%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.92%	0.92%	0.92%	0.92%
Fee Waivers and Expense Reimbursements	(0.16)%[3]	(0.16)%[3]	(0.16)%[3]	(0.16)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.76%[3]	0.76%[3]	0.76%[3]	0.76%[3]

  Class B

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	5.00%	5.00%	5.00%	5.00%
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.75%	0.75%	0.75%	0.75%
Other Expenses	0.51%	0.53%	0.43%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.26%	0.28%	0.18%	0.11%
Acquired Fund Fees and Expenses	NONE	NONE	NONE	0.01%
Total Annual Fund Operating Expenses	1.56%	1.58%	1.48%	1.42%
Fee Waivers and Expense Reimbursements	(0.03)%[1]	(0.05)%[1]	NONE[1]	NONE[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.53%[1]	1.53%[1]	1.48%[1]	1.42%[2]

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Intermediate Tax Free Bond Fund (Pro Form Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming
				Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)*
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	5.00%	5.00%	5.00%	5.00%
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Intermediate Tax Free Bond Fund (Pro Form Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming
				Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)*
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.75%	0.75%	0.75%	0.75%
Other Expenses	0.36%	0.36%	0.36%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.42%	1.42%	1.42%	1.42%
Fee Waivers and Expense Reimbursements	NONE[3]	NONE[3]	NONE[3]	NONE[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.42%[3]	1.42%[3]	1.42%[3]	1.42%[3]

  Class C

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	1.00%	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.75%	0.75%	0.75%	0.75%
Other Expenses	0.51%	0.52%	0.43%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.26%	0.27%	0.18%	0.11%
Acquired Fund Fees and Expenses	NONE	NONE	NONE	0.01%
Total Annual Fund Operating Expenses	1.56%	1.57%	1.48%	1.42%
Fee Waivers and Expense Reimbursements	(0.03)%[1]	(0.04)%[1]	NONE[1]	NONE[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.53%[1]	1.53%[1]	1.48%[1]	1.42%[2]

SHAREHOLDER FEES (Fees paid directly from your investment)	JPMorgan Intermediate Tax Free Bond Fund (Pro Form Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming
				Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)*
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	1.00%	1.00%	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Intermediate Tax Free Bond Fund (Pro Form Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming
				Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)*
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.75%	0.75%	0.75%	0.75%
Other Expenses	0.36%	0.36%	0.36%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.42%	1.42%	1.42%	1.42%
Fee Waivers and Expense Reimbursements	NONE[3]	NONE[3]	NONE[3]	NONE[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.42%[3]	1.42%[3]	1.42%[3]	1.42%[3]

  Select Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	NONE	NONE	NONE	NONE
Other Expenses	0.52%	0.53%	0.44%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.27%	0.28%	0.19%	0.11%
Acquired Fund Fees and Expenses	NONE	NONE	NONE	0.01%
Total Annual Fund Operating Expenses	0.82%	0.83%	0.74%	0.67%
Fee Waivers and Expense Reimbursements	(0.19)%[1]	(0.20)%[1]	(0.11)%[1]	(0.07)%[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.63%[1]	0.63%[1]	0.63%[1]	0.60%[2]

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)	JPMorgan Intermediate Tax Free Bond Fund (Pro Form Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming
				Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)*
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	NONE	NONE	NONE	NONE
Other Expenses	0.36%	0.36%	0.36%	0.36%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses	0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.67%	0.67%	0.67%	0.67%
Fee Waivers and Expense Reimbursements	(0.07)%[3]	(0.07)%[3]	(0.07)%[3]	(0.07)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.60%[3]	0.60%[3]	0.60%[3]	0.60%[3]

*

Because the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund may reorganize into the Acquiring Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (i) shareholders approve the JPMorgan Arizona Municipal Bond Fund Reorganization but do not approve the JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (ii) shareholders approve the JPMorgan Michigan Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (iii) shareholders approve the JPMorgan Ohio Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund Reorganizations; and (iv) shareholders approve all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations.

[1]

JPMIM, JPMFM and JPMDS (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 0.88%, 1.53%, 1.53% and 0.63%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

[2]

The Service Providers have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 0.75%, 1.43%, 1.43% and 0.59%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

[3]

The Service Providers have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.43%, 1.43% and 0.59%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund, the Acquiring Fund and the combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through June 30, 2014 for each Acquired Fund and June 30, 2015 for the Acquiring Fund before and after the Reorganizations and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

If You Sell Your Shares, Your Costs Would Be:

	JPMorgan Arizona Municipal Bond Fund				JPMorgan Michigan Municipal Bond Fund				JPMorgan Ohio Municipal Bond Fund				JPMorgan Intermediate Tax Free Bond Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	461	684	925	1,615	461	686	930	1,625	461	668	891	1,533	450	642	850	1,450
Class B ($)	656	790	1,047	1,722	656	794	1,056	1,740	651	768	1,008	1,636	645	749	976	1,566
Class C ($)	256	490	847	1,854	256	492	851	1,864	251	468	808	1,768	245	449	776	1,702
Select Class ($)	64	243	436	996	64	245	441	1,007	64	225	401	908	61	207	366	828

	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)				JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)				JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)				JPMorgan Intermediate Tax Free Bond Fund (Assuming Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund))
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	450	642	850	1,450	450	642	850	1,450	450	642	850	1,450	450	642	850	1,450
Class B ($)	645	749	976	1,566	645	749	976	1,566	645	749	976	1,566	645	749	976	1,566
Class C ($)	245	449	776	1,702	245	449	776	1,702	245	449	776	1,702	245	449	776	1,702
Select Class ($)	61	207	366	828	61	207	366	828	61	207	366	828	61	207	366	828

If You Do Not Sell Your Shares, Your Costs Would Be:

	JPMorgan Arizona Municipal Bond Fund				JPMorgan Michigan Municipal Bond Fund				JPMorgan Ohio Municipal Bond Fund				JPMorgan Intermediate Tax Free Bond Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	461	684	925	1,615	461	686	930	1,625	461	668	891	1,533	450	642	850	1,450
Class B ($)	156	490	847	1,722	156	494	856	1,740	151	468	808	1,636	145	449	776	1,566
Class C ($)	156	490	847	1,854	156	492	851	1,864	151	468	808	1,768	145	449	776	1,702
Select Class ($)	64	243	436	996	64	245	441	1,007	64	225	401	908	61	207	366	828

	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Arizona Municipal Bond Fund)				JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Michigan Municipal Bond Fund)				JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined, Assuming Reorganization of only the JPMorgan Ohio Municipal Bond Fund)				JPMorgan Intermediate Tax Free Bond Fund (Assuming Reorganization of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund))
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A ($)	450	642	850	1,450	450	642	850	1,450	450	642	850	1,450	450	642	850	1,450
Class B ($)	145	449	776	1,566	145	449	776	1,566	145	449	776	1,566	145	449	776	1,566
Class C ($)	145	449	776	1,702	145	449	776	1,702	145	449	776	1,702	145	449	776	1,702
Select Class ($)	61	207	366	828	61	207	366	828	61	207	366	828	61	207	366	828

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect each Fund’s performance. During each Fund’s most recent fiscal year, the portfolio turnover as an average value of its portfolio was as follows:

JPMorgan Arizona Municipal Bond Fund	5%
JPMorgan Michigan Municipal Bond Fund	4%
JPMorgan Ohio Municipal Bond Fund	3%
JPMorgan Intermediate Tax Free Bond Fund	13%

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The distribution and shareholder servicing arrangements for each class of the Acquired Funds are identical to those of the corresponding class of the Acquiring Fund that will be received in the Reorganizations. There will be no sales loads imposed with respect to the shareholders of the Acquired Funds receiving shares of the Acquiring Fund in connection with each Reorganization. For more information about the Acquiring Fund, please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix C to this Proxy Statement/Prospectus.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The procedures for making purchases, redemptions and exchanges of the Acquired Funds are identical to those of the Acquiring Fund. Please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix C to this Proxy Statement/Prospectus.

Purchase and Sale of Fund Shares

The following is a summary of certain information relating to the purchase and sale of Fund shares.

Purchase Minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25

For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Please see “How to Do Business with the Acquiring Fund and Shareholder Information” in Appendix C to this Proxy Statement/Prospectus for more information.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of each of the Acquired Funds and the Acquiring Fund is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of the Acquired Funds and Acquiring Fund dated July 1, 2013, as supplemented. Information about additional strategies and risks that apply to the Acquiring Fund is also found below.

	JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
Investment Objective	Each Fund seeks current income exempt from federal income tax and the relevant state personal income tax, consistent with the preservation of principal.

The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

Main Investment Strategy

Under normal circumstances, each Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal income tax and the relevant state personal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. A portion of each Fund’s total assets also may be invested in municipal bonds issued by other states and territories.

Municipal bonds are debt securities with maturities of 90 days or more at the time of issuance, issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal bonds include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Up to 100% of each Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To defend the value of its assets during unusual market conditions, the Fund may temporarily exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund’s needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. The Fund may invest in municipal mortgage-backed and asset-backed

JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

The securities in which each Fund invests may have fixed rates of return or floating or variable rates. Each Fund’s average weighted maturity normally will be between three and 15 years, although each Fund may invest in securities with any maturity. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

Each Fund may invest in municipal mortgage-backed and asset-backed securities. Each Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser’s discretion.

The JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund may also invest in zero-coupon securities.

The JPMorgan Ohio Municipal Bond Fund may also invest in zero coupon, pay-in-kind and deferred payment securities.

securities. The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities at the adviser’s discretion.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund’s portfolio will be between three and ten years. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

Investment Process for the Funds

In managing each Fund, the adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/ reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

Portfolio Managers

The Funds have similar portfolio management teams.

JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund

Kimberly Bingle, CFA charterholder and Executive Director, has been the lead portfolio manager responsible for the day-to-day management of the Funds since March 2006. An employee since 1998, Ms. Bingle has been in the investment industry since 1986 and has been a member of the Tax Free Bond Team since 1999. David Sivinski, CFA charterholder, has also participated in the management of the Funds. Biographical information on Mr. Sivinski is described under the JPMorgan Ohio Municipal Bond Fund.

JPMorgan Ohio Municipal Bond Fund

David Sivinski, CFA charterholder and Executive Director, has been the lead portfolio manager responsible for the day-to-day management of the Fund since 1994. In addition to his role as portfolio manager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus principally on single state municipal bonds. Jennifer Tabak, CFA charterholder and Executive Director, has also participated in the management of the Fund since June 2005. Previously, Ms. Tabak was a senior fixed income research analyst responsible for research and analysis of the housing, non-profit and student loan sectors of the tax-exempt market. Ms. Tabak served in a research analyst role from 1996 to 2005 and has experience in a variety of market sectors, including money market funds and corporate bonds. Ms. Tabak’s employment with JPMIM and/or its affiliates began in 1991 as a financial analyst and included positions as senior financial analyst and, prior to 1996, controller.

JPMorgan Intermediate Tax Free Bond Fund

Richard Taormina, Managing Director has been the lead portfolio manager responsible for the day-to-day management of the Fund since February 2006. In addition to his role at JPMIM, Mr. Taormina has been an employee of JPMIM and/or its affiliates since 1997. Mr. Taormina is responsible for managing municipal mutual funds, institutional fixed income accounts and quantitative analysis. Previously, Mr. Taormina was a Certified Financial Planner for the Financial Advisory Group, where he was an investment analyst. David Sivinski has also participated in the management of the Fund since June 2005. Biographical information on Mr. Sivinski is described under the JPMorgan Ohio Municipal Bond Fund.

Principal Risks of Investing in the Funds

Principal Risks	Acquired Funds	Acquiring Fund

¡    Interest Rate Risk

¡    Geographic Concentration Risk

¡    Municipal Obligations Risk

¡    Credit Risk

¡    Alternative Minimum Tax Risk

¡    Mortgage-Related and Other Asset-Backed Securities Risk

¡    Debt Securities and Other Callable Securities Risk

¡    Taxability Risk

¡    Zero-Coupon Bond Risk

¡    Redemption Risk

¡    General Market Risk

¡    Interest Rate Risk

¡    Municipal Obligations Risk

¡    Credit Risk

¡    Government Securities Risk

¡    Alternative Minimum Tax Risk

¡    Mortgage-Related and Other Asset-Backed Securities Risk

¡    Debt Securities and Other Callable Securities Risk

¡    Taxability Risk

¡    Zero-Coupon Bond Risk

¡    Redemption Risk

¡    General Market Risk

Below is a description of these risks.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. Each Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Geographic Concentration Risk (JPMorgan Arizona Municipal Bond Fund only). Because the Fund invests primarily in municipal obligations issued by the State of Arizona, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Arizona’s Constitution that limit the amount of debt that can be issued may impair the ability of Arizona issuers to pay principal and/or interest on their obligations. Additionally, although Arizona’s economy is broad, it does have major components in the trade, transportation and public utilities, professional and business services, education and health services, and government sectors, and may be sensitive to economic problems affecting those sectors.

Geographic Concentration Risk (JPMorgan Michigan Municipal Bond Fund only). Because the Fund invests primarily in municipal obligations issued by the State of Michigan, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Michigan’s Constitution that limit the taxing and spending authority of Michigan’s governmental entities may impair the ability of Michigan issuers to pay principal and/or interest on their obligations. Additionally, Michigan is heavily dependent on the manufacturing sector, and may be sensitive to economic problems affecting the sector.

Geographic Concentration Risk (JPMorgan Ohio Municipal Bond Fund only). Because the Fund invests primarily in municipal obligations issued by the State of Ohio, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of Ohio’s Constitution that limit the taxing and spending authority of Ohio’s governmental entities may impair the ability of Ohio issuers to pay principal and/or interest on their obligations. Additionally, Ohio is heavily dependent on the transportation and manufacturing sectors and may be sensitive to economic problems affecting those sectors.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Fund’s investments.

Government Securities Risk (Acquiring Fund only). The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Credit Risk. A Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. A Fund may invest in municipal bonds in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

Alternative Minimum Tax Risk. A Fund may invest all of its assets in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, a Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, a Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, a Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, each Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Taxability Risk. A Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investment Policies

In addition to the investment objectives and strategies described above, each Fund has adopted certain fundamental and non-fundamental investment policies. Fundamental investment policies may be changed only by a vote of a Fund’s shareholders, while non-fundamental policies may be changed without a shareholder vote by a vote of a Fund’s Board.

Fundamental Investment Policies

The Acquired Funds:	The Acquiring Fund:

Industry Concentration

May not purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Arizona Municipal Securities, and Michigan Municipal Securities (each as defined below). For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the JPMorgan Arizona Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the JPMorgan Arizona Municipal Bond Fund).

May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. government securities, positions in options and futures shall not be subject to this restriction. Industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” However, it is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of any “industry.”

Making Loans

May not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in its prospectus and in its SAI and (iv) make loans to the extent permitted by an order issued by the SEC.

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Underwriting Securities
May not underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

Commodities

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

Borrowing Money
May not borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.	May not borrow money, except to the extent permitted by applicable law.

Issuing Senior Securities
May not issue senior securities except with respect to any permissible borrowings.

May not issue any senior security (as defined in the 1940 Act), except that (i) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to the Fund’s permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

Purchasing or Selling Real Estate

May not purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded. Real estate includes Real Estate Limited Partnerships.

Purchasing Oil, Gas, Mineral and Development Programs

May not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

N/A

Purchasing Securities on Margin and Short Sales
May not purchase securities on margin or sell securities short except for use of short-term credit necessary for clearance of purchases of portfolio securities.	N/A

Securities of Other Investment Companies
May not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.	N/A

80% Policy

Under normal circumstances, the JPMorgan Arizona Municipal Bond Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Under normal circumstances, the JPMorgan Michigan Municipal Bond Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Under normal circumstances, the JPMorgan Ohio Municipal Bond Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Non-Fundamental Investment Policies

The Acquired Funds:	The Acquiring Fund:

Issuer Concentration

May not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or a Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of a Fund’s total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

May not, with respect to 50% of its total assets, hold more than 10% of the outstanding voting securities of any issuer.

Purchasing or Selling Interests in Oil, Gas or Mineral Leases
See Fundamental Policy.	May not purchase or sell interests in oil, gas or mineral leases.

Options
N/A

May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

Illiquid Securities

May not invest in illiquid securities in an amount exceeding, in the aggregate 15% of a Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

Securities of Other Investment Companies
May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act

Purchase of Securities on Margin
See Fundamental Policy.

May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

For purposes of the Acquired Funds’ investment policies: “Ohio Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax; “Arizona Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Arizona personal income tax; and “Michigan Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

For purposes of the Acquiring Fund’s investment policies, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND’S

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

Except as otherwise indicated, the strategies described below are principal investment strategies of the Fund. Where applicable, the following identifies other strategies that are not anticipated to be main strategies of the Fund but that may become more important to the Fund’s management in the future. The Fund may utilize these investments and strategies to a greater or lesser degree in the future.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. Although the use of derivatives is not a main strategy of the Fund, the Fund may use futures contracts, options and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase the Fund’s income or gain to the Fund.

The Fund invests in securities that are rated investment grade by Moody’s Investors Service Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), meaning that such securities will carry a minimum rating of Baa3, BBB–, or BBB–, respectively. If the quality of an investment grade security is downgraded subsequent to purchase to below investment grade, the Fund may continue to hold the security. It may also invest in unrated securities of comparable quality.

The Fund may invest in shares of exchange traded funds (“ETFs”), affiliated money market funds and other investment companies. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

The Fund’s Board may change any of the investment policies (including its investment objective), other than such policies that are designated as fundamental, without shareholder approval.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE. An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund does not have a fundamental investment objective, and it may be changed without the consent of a majority of the outstanding shares of the Fund.

Average Weighted Maturity. The Fund has average weighted maturity requirements. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The term “Intermediate” in the Fund’s name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund’s portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

Investment Risks

There can be no assurance that the Funds will achieve its investment objective.

Main Risks of the Acquiring Fund

Municipal Obligations Risk The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Municipal bonds may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of securities in which the Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Interest Rate Risk The Fund invests in debt securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Alternative Minimum Tax Risk The Fund may invest all of its assets in municipal bonds, the interest on which may be subject to the federal alternative minimum tax. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will, with limited exceptions, be required to take the interest on municipal bonds into account in determining their alternative minimum taxable income. Any capital gain distributed by each the may be taxable.

Government Securities Risk The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Mortgage-Related and Other Asset-Backed Securities Risk Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distribution by the Fund and the Fund’s yield. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities.

The Fund may invest in collateralized mortgage obligations (“CMOs”). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.

The values of interest-only (“IO”) and principal-only (“PO”) mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Zero-Coupon Bond Risk The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year, even though the holder receives no interest payment on the bond during the year. The Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon bonds) to its shareholders each year to maintain its status as a registered investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks of the Acquiring Fund

Derivatives Risk The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (which is the risk that the derivative counterparty will not fulfill its contractual obligations), and to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

What is a derivative?

Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Exchange Traded Fund (“ETF”) and Investment Company Risk The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount).

Temporary Defensive Purposes and Cash Positions

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objective.

What is a Cash Equivalent?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Agreement and Plan of Reorganization Among Series of JPMorgan Trust I and JPMorgan Trust II, attached to this Proxy Statement/Prospectus as Appendix B. The Reorganization Agreement provides that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions in the Reorganization Agreement, which are summarized below, the Reorganization transactions are scheduled to occur after the close of business on the Closing Date.

The number of full and fractional shares of the Acquiring Fund you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares in the Acquired Fund as of the close of business of the NYSE, usually 4:00 p.m. New York time, on the Closing Date on a class-by-class basis. The net asset value per share of each Fund will be determined by dividing its assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis. The method of valuation employed will be in accordance with the valuation procedures of the Acquiring Fund (which are identical to those of the corresponding Acquired Fund), and are described in the Acquiring Fund’s prospectuses and SAI. As promptly as practicable after the Closing Date, each Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization for each class of shares.

Each Acquired Fund will accomplish the liquidation and distribution with respect to each class of its shares by the transfer of the Acquiring Fund shares then credited to the account of the Acquired Fund onto the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders. The aggregate net asset value of Acquiring Fund shares to be credited to Acquired Fund shareholders will be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund of the corresponding class owned by Acquired Fund shareholders on the Closing Date. All issued and outstanding shares of the Acquired

Funds will simultaneously be canceled on the books of the Acquired Funds. The Acquiring Fund will not issue certificates in connection with such exchange.

After such distribution, the Acquired Funds will take all necessary steps under Delaware law, their Declaration of Trust and any other applicable law to effect a complete termination of the Acquired Funds.

The Board of Trust I with respect to the Acquiring Fund and the Board of Trust II with respect to each of the Acquired Funds have each determined in regard to the respective Fund that participation in the Reorganization is in the best interests of the Fund and that the interests of the shareholders of the Fund will not be diluted as a result of the Reorganization. JPMIM, JPMDS and/or JPMFM will waive their fees and/or reimburse expenses of the Funds, as needed, in an amount sufficient to offset the costs incurred by each Fund relating to each Reorganization, including the costs associated with the solicitation of proxies, but excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets incurred in connection with the Reorganizations, which will be borne by the Funds.

The Reorganization Agreement may be terminated and any Reorganization may be abandoned at any time prior to the consummation of such Reorganization, before or after approval by the shareholders of the Acquired Funds, if circumstances should develop that, in the applicable Board’s opinion, make proceeding with a particular Reorganization inadvisable. The Reorganization Agreement provides that the Funds may waive compliance with any of the covenants or conditions made therein for the benefit of any Fund, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Acquired Fund; and (ii) the Acquiring Fund and each Acquired Fund receives an opinion from Dechert LLP that the transactions contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

Approval of the Reorganization Agreement by and for any Acquired Fund will require the affirmative vote of a majority of the outstanding shares of such Acquired Fund, as described below. See “VOTING INFORMATION” below. The Reorganization of each Acquired Fund is not contingent on the approval of any other Reorganization of any other Acquired Fund. Therefore, the failure of shareholders to approve any one Reorganization will not affect the closing of any other Reorganization.

Shareholders of record of the Acquired Funds as of the Closing Date will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Acquiring Fund’s Shares

Full and fractional shares of the Class A, Class B, Class C and Select Class Shares of the Acquiring Fund, as applicable, will be issued to the Acquired Fund’s shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Acquiring Fund does not issue share certificates. The shares of the Acquiring Fund will be issued to Acquired Fund shareholders and recorded on the shareholder records of the transfer agent. Additional information about the difference between classes is provided below in “How to Do Business with the Acquiring Fund and Shareholder Information” attached as Appendix C to this Proxy Statement/Prospectus.

Reasons for the Reorganizations and Board Considerations

As noted above, the proposed Reorganizations were presented for consideration to the Board of Trust I and the Board of Trust II (the “Boards”) and were approved by the Boards at a meeting on February 12, 2014.

Following presentations by JPMIM and JPMFM, after careful consideration and deliberation, the Boards, including all of the Independent Trustees, determined that (i) each of the proposed Reorganizations is in the best interests of each affected Fund that the respective Board oversees, and (ii) each of the proposed Reorganizations would not result in the dilution of the interests of such Fund’s shareholders.

In recommending that shareholders approve the Reorganizations, the Boards considered a number of factors, including the following:

•	the elimination of relatively small product offerings with potentially limited opportunities for future growth;

•	the investment objectives, strategies, and policies of the Acquired Funds as compared with those of the Acquiring Fund;

•	the investment performance of the Acquiring Fund as compared with that of the corresponding Acquired Fund;

•	the relative size of the Acquiring and Acquired Funds;

•	the effect the Reorganizations are estimated to have on annual fund operating expenses, shareholder fees and expenses of the combined Acquiring Fund;

•	the direct and indirect federal income tax consequences of the Reorganizations, including the availability of capital loss carryforwards;

•

JPMIM, JPMFM and JPMDS will waive their fees and/or reimburse expenses of the Funds, as needed, in an amount sufficient to offset the costs incurred by the Funds relating to the Reorganizations. These waivers and reimbursements will not include brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets in connection with the Reorganizations; and

•	any potential dilutive factors of the Reorganizations.

The Board considered the potential consequences to shareholders of the Funds from each of the specific Reorganizations. In their deliberations, each Trustee may have attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them, and their determinations were made separately with respect to the applicable Fund. The Trustees also took into account those interests of the Acquired Funds that were in common with those of the Acquiring Fund for which the respective Reorganizations are proposed.

With respect to each of the Acquired Funds, its Board noted that the Funds are relatively small, and that management of the Funds believes that the Acquired Funds have limited opportunities for future growth. Further, each Board considered that the Acquiring Fund’s assets are more diversified. In addition, as reflected in the “Comparison of Investment Objectives and Principal Investment Strategies” section of this Proxy Statement/Prospectus, each Board noted that the Acquired Funds have similar investment objectives to the Acquiring Fund except that income and dividends of the Acquiring Fund are not designed to be exempt from any particular state’s personal income tax. Each Board noted that the investment objectives of the Acquired Funds are fundamental, and therefore require shareholder approval to change, and that the investment objective of the Acquiring Fund is non-fundamental and can be changed by the Board without the vote of shareholders.

Each Board further noted that with the exception of the Acquired Funds’ single-state restrictions, the Acquired Funds have substantially similar investment policies and restrictions to the Acquiring Fund. In addition, each Board noted that, because of the Acquired Funds’ single-state restrictions, shareholders of the Acquired Funds who become shareholders of the Acquiring Fund as a result of the proposed Reorganizations will not receive income or dividends that are designed to be exempt from any particular state’s personal income tax. However, each Board noted that, because of the Acquiring Fund’s limitation on investments in bonds that may generate Alternative Minimum Tax, the

Acquiring Fund may have a lower allocation to securities subject to the Alternative Minimum Tax than the Acquired Funds.

Each Board noted information in its board materials explaining that as a result of their larger size, the corresponding share classes of the Acquiring Fund have lower gross expense ratios than those of the Acquired Funds. Each Board further noted that each share class of the Acquiring Fund has lower net expense ratios than that of the Acquired Funds, because the fee waivers and/or expense reimbursements on the share classes of the Acquiring Fund are lower than those on the share classes of the Acquired Funds. The Boards also noted favorably that JPMIM, JPMDS and JPMFM have contractually agreed to maintain the current expense limitations on the classes of the Acquiring Fund involved in the Reorganizations until June 30, 2015. There is no guarantee such expense limitations will be continued after June 30, 2015. The expenses of the Acquiring Fund’s classes may be higher than disclosed if an expense limitation expires after June 30, 2015. The Board also noted that JPMIM, JPMFM and/or JPMDS will waive fees or reimburse the Funds for the costs and expenses of the Reorganizations (estimated to be approximately $[    ]), as needed, except for brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets, which will be borne by the Funds. It is not anticipated that there will be material repositioning of either the Acquired Funds’ or the Acquiring Fund’s portfolios as a result of the Reorganizations.

The Board also noted favorably that the Reorganizations will be structured as federal tax-free transactions for the Funds and their shareholders. For purposes of federal tax consequences to the Funds and their shareholders, there is not expected to be any significant adverse tax consequences for affected shareholders. Additionally, as a result of the Reorganizations, each Acquired Fund and its shareholders are not expected to lose the benefit of certain tax losses that may be used to offset or defer the distribution of future gains as the Acquired Funds do not currently have capital loss carryforwards or net unrealized built-in loss. Furthermore, any Acquired Fund tax losses available after the application of the loss limitation rules would be spread over the larger asset base of the combined Fund, and the potential tax benefits would be spread over a larger shareholder base.

THE BOARD OF TRUST II, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUNDS APPROVE THE REORGANIZATIONS.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, each Acquired Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

    (1) The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

    (2) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

    (3) The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

    (4) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

    (5) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

    (6) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

    (7) The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefore;

    (8) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefore, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets.

The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Counsel will express no view with respect to the effect of the Reorganizations on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of each Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its net tax-exempt interest income and investment company taxable income (computed without regard to the deduction for dividends paid) as well as net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization date. These distributions may be taxable to shareholders.

The Acquiring Fund’s ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Fund or the Acquired Fund may be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganizations, only that percentage of the Acquiring Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) as corresponds to the portion of its year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the Acquired Fund. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, since the shareholders of each of the Acquired Funds will receive shares of the Acquiring Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the applicable Reorganization, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

Based on data through January 3, 2014, the Reorganizations are not expected to result in loss limitations or loss forfeitures. However, the Reorganizations are not expected to close until June 2014. As a result, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganizations. Further, the ability of each of the Acquired and Acquiring Funds to use these losses (even in the absence of a Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of each the Acquired and Acquiring Funds, or both, expiring unused.

This description of the federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Investment Adviser

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to each of the Funds and makes the day-to-day investment decisions for the Funds. JPMIM is located at 270 Park Avenue, New York, NY 10017. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), a bank holding company. The Reorganizations, therefore, will not result in a change in the Acquired Funds’ investment adviser.

During the most recent fiscal year ended February 28 2014, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Arizona Municipal Bond Fund	0.30%
JPMorgan Michigan Municipal Bond Fund	0.29%
JPMorgan Ohio Municipal Bond Fund	0.30%
JPMorgan Intermediate Tax Free Bond Fund	0.29%

A discussion of the basis the Board used in reapproving the investment advisory agreements for the Funds is available in the semi-annual reports for the most recent fiscal period ended August 31, 2013.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers.

Performance of the Funds

Following each Reorganization, the Acquiring Fund will be the accounting and performance survivor.

This section provides some indication of the risks of investing in the Funds. The bar chart shows how the performance of the Acquired Funds’ and Acquiring Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The tables show the average annual total returns for the past one year, five years, and ten years. The tables compare that performance to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as the Barclays Competitive Intermediate (1-17 Year) Maturities Index) and the and Lipper Intermediate Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within each Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. For the Acquired Funds, the performance of Class C Shares shown in the table is based on the performance of Class B Shares prior to the inception of the Class C Shares. The actual returns of Class C Shares would have been similar to those shown because the classes have similar expenses. For the Acquiring Fund, the performance of Class A, Class B and Class C Shares shown in the table is based on the performance of Select Class Shares prior to their inception. The actual returns of the Class A, Class B and Class C Shares would have been lower than those shown because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Select Class Shares. If the load were reflected, the performance figures would have been lower.

JPMorgan Arizona Municipal Bond Fund (Select Class Shares)

Best Quarter	3rd quarter, 2009	4.47%	Worst Quarter	4th quarter, 2010	-2.60%

The JPMorgan Arizona Municipal Bond Fund’s year-to-date total return through 2/28/14 was 2.15%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(0.88)%	4.06%	3.42%
Return After Taxes on Distributions	(1.13)	3.94	3.33
Return After Taxes on Distributions and Sale of Fund Shares	0.97	3.92	3.45
CLASS A SHARES
Return Before Taxes	(4.76)	3.01	2.77
CLASS B SHARES
Return Before Taxes	(6.65)	2.82	2.64
CLASS C SHARES
Return Before Taxes	(2.69)	3.16	2.51
BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.05)	4.79	4.07
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(1.73)	5.12	3.50

JPMorgan Michigan Municipal Bond Fund (Select Class Shares)

Best Quarter	3rd quarter, 2009	4.91%	Worst Quarter	4th quarter, 2010	-2.87%

The JPMorgan Michigan Municipal Bond Fund’s year-to-date total return through 2/28/14 was 2.48%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(1.70)%	4.28%	3.40%
Return After Taxes on Distributions	(1.87)	4.15	3.32
Return After Taxes on Distributions and Sale of Fund Shares	0.54	4.23	3.51
CLASS A SHARES
Return Before Taxes	(5.61)	3.23	2.75
CLASS B SHARES
Return Before Taxes	(7.46)	3.02	2.62
CLASS C SHARES
Return Before Taxes	(3.49)	3.36	2.51
BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.05)	4.79	4.07
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(1.73)	5.12	3.50

JPMorgan Ohio Municipal Bond Fund (Select Class Shares)

Best Quarter	3rd quarter, 2009	4.74%	Worst Quarter	4th quarter, 2010	-3.00%

The JPMorgan Ohio Municipal Bond Fund’s year-to-date total return through 2/28/14 was 2.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(1.40)%	4.16%	3.48%
Return After Taxes on Distributions	(1.41)	4.14	3.46
Return After Taxes on Distributions and Sale of Fund Shares	0.55	4.00	3.51
CLASS A SHARES
Return Before Taxes	(5.34)	3.10	2.82
CLASS B SHARES
Return Before Taxes	(7.22)	2.93	2.72
CLASS C SHARES
Return Before Taxes	(3.23)	3.27	2.58
BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.05)	4.79	4.07
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(1.73)	5.12	3.50

JPMorgan Intermediate Tax Free Bond Fund (Select Class Shares)

Best Quarter	3rd quarter, 2009	4.68%	Worst Quarter	4th quarter, 2010	-2.50%

The JPMorgan Intermediate Tax Free Bond Fund’s year-to-date total return through 2/28/14 was 2.32%.

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(1.43)%	3.82%	3.30%
Return After Taxes on Distributions	(1.47)%	3.80	3.27
Return After Taxes on Distributions and Sale of Fund Shares	0.35	3.66	3.31
CLASS A SHARES
Return Before Taxes	(5.26)	2.89	2.86
CLASS B SHARES
Return Before Taxes	(7.21)	2.63	2.42
CLASS C SHARES
Return Before Taxes	(3.16)	2.98	2.41
BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.05)	4.79	4.07
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(1.73)	5.12	3.50

After-tax returns are shown only for the Select Class Shares of each Fund, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situations and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ADDITIONAL INFORMATION ABOUT

THE ACQUIRING FUND AND ACQUIRED FUNDS

Information about the Funds is included in (i) the prospectuses of the J.P. Morgan Municipal Bond Funds dated July 1, 2013, as supplemented; (ii) the SAI for the J.P. Morgan Municipal Bond Funds dated July 1, 2013, as supplemented; (iii) the Annual Report for each Fund for the 12-month period ended February 28, 2013; and (iv) the Semi-Annual Report for each Fund for the 6-month period ended August 31, 2013.

Copies of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the relevant Fund at (800) 480-4111, by writing to the relevant Fund at J.P. Morgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or (with the exception of the Proxy Statement/Prospectus or the related SAI) by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Trust I and Trust II are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Room, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates, or on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Financial Highlights for the Acquiring Fund

The financial highlights of the Acquiring Fund are provided below. The tables are intended to help you understand the Acquiring Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share of each class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). The information in the financial highlights tables for the fiscal years ended February 28, 2013 and prior has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Acquiring Fund’s financial statements, are included in the Acquiring Fund’s annual report, which is incorporated herein by reference and available upon request. The information for the six months ended August 31, 2013 has been derived from the Acquiring Fund’s unaudited semi-annual report which, along with the annual report, is incorporated herein by reference and is available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2013 (Unaudited)	$11.50	$0.14	(f)	$(0.60)	$(0.46)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2013	11.53	0.29	(f)	(0.01)	0.28	(0.28)	(0.03)	(0.31)
Year Ended February 29, 2012	10.95	0.32	(f)	0.58	0.90	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2011	11.11	0.32	(f)	(0.17)	0.15	(0.31)	— (g)	(0.31)
Year Ended February 28, 2010	10.81	0.34	(f)	0.31	0.65	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2009	10.54	0.36	(f)	0.27	0.63	(0.36)	—	(0.36)

Class B
Six Months Ended August 31, 2013 (Unaudited)	11.31	0.10	(f)	(0.59)	(0.49)	(0.11)	—	(0.11)
Year Ended February 28, 2013	11.34	0.21	(f)	(0.01)	0.20	(0.20)	(0.03)	(0.23)
Year Ended February 29, 2012	10.77	0.24	(f)	0.58	0.82	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.94	0.24	(f)	(0.17)	0.07	(0.24)	— (g)	(0.24)
Year Ended February 28, 2010	10.64	0.26	(f)	0.31	0.57	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2009	10.38	0.29	(f)	0.26	0.55	(0.29)	—	(0.29)

Class C
Six Months Ended August 31, 2013 (Unaudited)	11.25	0.10	(f)	(0.58)	(0.48)	(0.11)	—	(0.11)
Year Ended February 28, 2013	11.29	0.21	(f)	(0.01)	0.20	(0.21)	(0.03)	(0.24)
Year Ended February 29, 2012	10.73	0.24	(f)	0.57	0.81	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.89	0.24	(f)	(0.16)	0.08	(0.24)	— (g)	(0.24)
Year Ended February 28, 2010	10.61	0.26	(f)	0.30	0.56	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2009	10.36	0.29	(f)	0.25	0.54	(0.29)	—	(0.29)

Institutional Class
Six Months Ended August 31, 2013 (Unaudited)	11.32	0.15	(f)	(0.58)	(0.43)	(0.16)	—	(0.16)
Year Ended February 28, 2013	11.36	0.32	(f)	(0.02)	0.30	(0.31)	(0.03)	(0.34)
Year Ended February 29, 2012	10.79	0.34	(f)	0.58	0.92	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2011	10.95	0.34	(f)	(0.16)	0.18	(0.34)	— (g)	(0.34)
Year Ended February 28, 2010	10.66	0.36	(f)	0.30	0.66	(0.36)	(0.01)	(0.37)
Year Ended February 28, 2009	10.40	0.39	(f)	0.25	0.64	(0.38)	—	(0.38)

Select Class
Six Months Ended August 31, 2013 (Unaudited)	11.33	0.15	(f)	(0.59)	(0.44)	(0.15)	—	(0.15)
Year Ended February 28, 2013	11.37	0.31	(f)	(0.02)	0.29	(0.30)	(0.03)	(0.33)
Year Ended February 29, 2012	10.80	0.33	(f)	0.58	0.91	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2011	10.96	0.33	(f)	(0.16)	0.17	(0.33)	— (g)	(0.33)
Year Ended February 28, 2010	10.67	0.35	(f)	0.30	0.65	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2009	10.41	0.38	(f)	0.25	0.63	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable unless otherwise noted.
(e)

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.90	(4.00)%	$202,295	0.74%	2.47%	0.91%	8%
11.50	2.42	272,644	0.74	2.54	0.91	14
11.53	8.39	289,561	0.75	2.82	0.91	14
10.95	1.39	308,840	0.74	2.85	0.92	12
11.11	6.05	380,458	0.74	3.05	0.92	11
10.81	6.08	169,717	0.75	3.40	0.93	15

10.71	(4.37)	994	1.40	1.81	1.41	8
11.31	1.79	1,326	1.40	1.89	1.41	14
11.34	7.73	2,142	1.41	2.17	1.42	14
10.77	0.61	4,826	1.41	2.19	1.42	12
10.94	5.42	11,525	1.41	2.37	1.42	11
10.64	5.36	6,214	1.42	2.75	1.43	15

10.66	(4.31)	84,949	1.40	1.81	1.41	8
11.25	1.73	128,409	1.40	1.87	1.41	14
11.29	7.69	126,128	1.41	2.16	1.42	14
10.73	0.74	132,680	1.41	2.18	1.42	12
10.89	5.33	162,154	1.41	2.37	1.42	11
10.61	5.32	39,511	1.43	2.72	1.43	15

10.73	(3.85)	917,687	0.49	2.72	0.51	8
11.32	2.62	1,175,767	0.49	2.78	0.51	14
11.36	8.70	972,352	0.50	3.07	0.51	14
10.79	1.66	904,992	0.49	3.10	0.52	12
10.95	6.31	911,417	0.49	3.33	0.53	11
10.66	6.31	860,575	0.50	3.67	0.53	15

10.74	(3.90)	3,006,233	0.58	2.63	0.66	8
11.33	2.53	3,895,704	0.58	2.69	0.66	14
11.37	8.60	3,617,664	0.59	2.98	0.66	14
10.80	1.55	3,909,267	0.58	3.01	0.67	12
10.96	6.20	3,702,164	0.58	3.23	0.68	11
10.67	6.20	3,202,634	0.59	3.58	0.68	15

Distributor

JPMorgan Distribution Services, Inc. (“JPMDS”), whose address is 460 Polaris Parkway, Westerville, OH 43082, serves as distributor for the Funds. JPMDS is an affiliate of JPMIM and JPMorgan Chase Bank, N.A., and is a direct, wholly-owned subsidiary of JPMorgan Chase.

Administrator

JPMorgan Funds Management, Inc. (“JPMFM”), whose address is 460 Polaris Parkway, Westerville, OH 43082, provides administrative services for and oversees the other service providers of each Fund. JPMFM is an affiliate of JPMIM and is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMFM receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds complex plus 0.075% of average daily net assets of such Funds over $25 billion.

FORM OF ORGANIZATION

The Acquiring Fund is a series of Trust I, an open-end management investment company formed as a Delaware statutory trust on November 12, 2004 pursuant to a Declaration of Trust dated November 5, 2004. Trust I is governed by a Board consisting of thirteen members.

The Acquired Funds are series of Trust II, an open-end management investment company formed as a Delaware statutory trust on November 12, 2004 pursuant to a Declaration of Trust dated November 5, 2004. Trust II is governed by a Board consisting of thirteen members. Both Trust I and Trust II have the same Board members.

Trust I and Trust II have substantially similar organizational documents. Therefore, if the Reorganizations are approved, shareholders of each Acquired Fund will experience no change with respect to quorum requirements, powers of Trustees, and shareholder liability, among other organizational and governance matters. Shareholders should refer to the provisions of the governing documents of these entities and the relevant state law for a more thorough comparison.

CAPITALIZATION

Only shareholders of record at the close of business on March 21, 2014, will be entitled to receive notice of, and to vote at, the Meeting.

The following table shows the capitalization of the Acquiring Fund and each of the Acquired Funds as of February 28, 2014 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma net asset values per share assume the issuance of shares of the Acquired Funds, which would have occurred at February 28, 2014 in connection with the proposed Reorganizations. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

	JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund	Pro Forma Adjustments*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**

Class A
Net Assets (000’s)	$24,504	$176,538	$-	$201,042
Shares Outstanding (000’s)	2,550	15,750	-364	17,936
Net Asset Value Per Share***	$9.61	$11.21	$-	$11.21

Class B
Net Assets (000’s)	$174	$991	$-	$1,165
Shares Outstanding (000’s)	18	90	-2	106
Net Asset Value Per Share***	$9.74	$11.01	$-	$11.01

Class C
Net Assets (000’s)	$10,717	$67,154	$-	$77,871
Shares Outstanding (000’s)	1,106	6,127	-129	7,104
Net Asset Value Per Share***	$9.69	$10.96	$-	$10.96

Select Class
Net Assets (000’s)	$42,088	$3,035,155	$-	$3,077,243
Shares Outstanding (000’s)	4,323	275,061	-507	278,877
Net Asset Value Per Share***	$9.74	$11.03	$-	$11.03
Total Net Assets	$77,483	$3,279,838	$-	$3,357,321

*

No adjustments have been made with respect to the cost of each Reorganization because JPMIM, JPMFM and/or JPMDS will waive their fees and/or reimburse the Funds in an amount sufficient to offset costs incurred by each Fund relating to the Reorganizations.

**

Because the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund may reorganize into the Acquiring Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (i) shareholders approve the JPMorgan Arizona Municipal Bond Fund Reorganization but do not approve the JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (ii) shareholders approve the JPMorgan Michigan Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (iii) shareholders approve the JPMorgan Ohio Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund Reorganizations; and (iv) shareholders approve all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations.

***	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

	JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund	Pro Forma Adjustments*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**

Class A
Net Assets (000’s)	$28,623	$176,538	$-	$205,161
Shares Outstanding (000’s)	2,744	15,750	-191	18,303
Net Asset Value Per Share***	$10.43	$11.21	$-	$11.21

Class B
Net Assets (000’s)	$469	$991	$-	$1,460
Shares Outstanding (000’s)	48	90	-5	133
Net Asset Value Per Share***	$9.80	$11.01	$-	$11.01

Class C
Net Assets (000’s)	$4,252	$67,154	$-	$71,406
Shares Outstanding (000’s)	435	6,127	-47	6,515
Net Asset Value Per Share***	$9.77	$10.96	$-	$10.96

Select Class
Net Assets (000’s)	$33,860	$3,035,155	$-	$3,069,015
Shares Outstanding (000’s)	3,252	275,061	-183	278,130
Net Asset Value Per Share***	$10.41	$11.03	$-	$11.03
Total Net Assets	$67,204	$3,279,838	$-	$3,347,042

*

No adjustments have been made with respect to the cost of each Reorganization because JPMIM, JPMFM and/or JPMDS will waive their fees and/or reimburse the Funds in an amount sufficient to offset costs incurred by each Fund relating to the Reorganizations.

**

Because the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund may reorganize into the Acquiring Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (i) shareholders approve the JPMorgan Arizona Municipal Bond Fund Reorganization but do not approve the JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (ii) shareholders approve the JPMorgan Michigan Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (iii) shareholders approve the JPMorgan Ohio Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund Reorganizations; and (iv) shareholders approve all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations.

***	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund	Pro Forma Adjustments*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**

Class A
Net Assets (000’s)	$61,154	$176,538	$-	$237,692
Shares Outstanding (000’s)	5,475	15,750	-20	21,205
Net Asset Value Per Share***	$11.17	$11.21	$-	$11.21

Class B
Net Assets (000’s)	$621	$991	$-	$1,612
Shares Outstanding (000’s)	55	90	1	146
Net Asset Value Per Share***	$11.29	$11.01	$-	$11.01

Class C
Net Assets (000’s)	$29,872	$67,154	$-	$97,026
Shares Outstanding (000’s)	2,663	6,127	63	8,853
Net Asset Value Per Share***	$11.22	$10.96	$-	$10.96

Select Class
Net Assets (000’s)	$90,114	$3,035,155	$-	$3,125,269
Shares Outstanding (000’s)	8,119	275,061	51	283,231
Net Asset Value Per Share***	$11.10	$11.03	$-	$11.03
Total Net Assets	$181,761	$3,279,838	$-	$3,461,599

*

No adjustments have been made with respect to the cost of each Reorganization because JPMIM, JPMFM and/or JPMDS will waive their fees and/or reimburse the Funds in an amount sufficient to offset costs incurred by each Fund relating to the Reorganizations.

**

Because the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund may reorganize into the Acquiring Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (i) shareholders approve the JPMorgan Arizona Municipal Bond Fund Reorganization but do not approve the JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (ii) shareholders approve the JPMorgan Michigan Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (iii) shareholders approve the JPMorgan Ohio Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund Reorganizations; and (iv) shareholders approve all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations.

***	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

	JPMorgan Arizona Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund	Pro Forma Adjustments*	JPMorgan Intermediate Tax Free Bond Fund (Pro Forma Combined)**

Class A
Net Assets (000’s)	$24,504	$28,623	$61,154	$176,538	$-	$290,819
Shares Outstanding (000’s)	2,550	2,744	5,475	15,750	-575	25,944
Net Asset Value Per Share***	$9.61	$10.43	$11.17	$11.21	$-	$11.21

Class B
Net Assets (000’s)	$174	$469	$621	$991	$-	$2,255
Shares Outstanding (000’s)	18	48	55	90	-6	205
Net Asset Value Per Share***	$9.74	$9.80	$11.29	$11.01	$-	$11.01

Class C
Net Assets (000’s)	$10,717	$4,252	$29,872	$67,154	$-	$111,995
Shares Outstanding (000’s)	1,106	435	2,663	6,127	-113	10,218
Net Asset Value Per Share***	$9.69	$9.77	$11.22	$10.96	$-	$10.96

Select Class
Net Assets (000’s)	$42,088	$33,860	$90,114	$3,035,155	$-	$3,201,217
Shares Outstanding (000’s)	4,323	3,252	8,119	275,061	-639	290,116
Net Asset Value Per Share***	$9.74	$10.41	$11.10	$11.03	$-	$11.03
Total Net Assets	$77,483	$67,204	$181,761	$3,279,838	$-	$3,606,286

*

No adjustments have been made with respect to the cost of each Reorganization because JPMIM, JPMFM and/or JPMDS will waive their fees and/or reimburse the Funds in an amount sufficient to offset costs incurred by each Fund relating to the Reorganizations.

**

Because the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund may reorganize into the Acquiring Fund, the pro forma columns represent four of the possibilities that may result from the vote of the shareholders: (i) shareholders approve the JPMorgan Arizona Municipal Bond Fund Reorganization but do not approve the JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (ii) shareholders approve the JPMorgan Michigan Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations; (iii) shareholders approve the JPMorgan Ohio Municipal Bond Fund Reorganization but do not approve the JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund Reorganizations; and (iv) shareholders approve all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund Reorganizations.

***	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

DIVIDENDS AND DISTRIBUTIONS

Each Fund generally distributes net investment income, if any, on a monthly basis. Each Fund will distribute net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

Fund shareholders three options for distributions. Fund shareholders may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If an option is not selected when an account is opened, all distributions will be reinvested. If distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which they are received.

OTHER BUSINESS

Neither Board intends to present any other business at the Meeting with respect to the Acquired or Acquiring Funds. If, however, any other matters are properly brought before the Meeting, the persons named on the accompanying proxy card will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Fund shareholders who wish to communicate with either Board should send communications in writing to the attention of the Secretary of J.P. Morgan Funds at 270 Park Avenue, New York, NY 10017, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholder communications received during the prior quarter, which summary shall identify the substance of such communications.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of the Acquired Funds to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of Special Meeting of Shareholders and a proxy card, is first being mailed to shareholders of the Acquired Funds on or about April [    ], 2014. Only shareholders of record on March 21, 2014 (the “Record Date”) in an Acquired Fund will be entitled to notice of, and to vote at, the Meeting for that Acquired Fund, and any adjournment or postponement thereof. If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted “FOR” approval of the Reorganization Agreement and “FOR” any other matters the proxies deem appropriate.

A shareholder may revoke a proxy at any time on or before the Meeting by either (i) submitting to the J.P. Morgan Funds a subsequently dated proxy, (ii) delivering to the J.P. Morgan Funds a written notice of revocation at the address on the cover of this Proxy Statement/Prospectus, or (iii) otherwise giving notice of revocation in an open meeting, in all cases prior to the exercise of the authority granted in the proxy card. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganizations contemplated thereby.

Proxy Solicitation

Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of JPMIM and its affiliates or by proxy soliciting firms retained by the Funds. Broadridge Investor Communication Solutions Inc. (“Broadridge”), a proxy solicitor, has been retained to assist in the solicitation of proxy cards primarily by contacting shareholders by telephone and facsimile. Broadridge, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third party shareholder information; and (iii) required to comply with applicable state telemarketing laws. The cost of retaining such proxy solicitor is expected to be less than $25,000. The cost of retaining such proxy solicitor will be deemed an expense relating to the Meeting. JPMIM, the investment adviser of both the Acquired and the Acquiring Funds, and its affiliates will waive their fees or reimburse expenses to the extent necessary to cover the costs of the solicitation. In addition, JPMIM may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners.

As the Meeting date approaches, shareholders of each Acquired Fund may receive a call from a representative of JPMIM, an affiliate of JPMIM or Broadridge (each a “Solicitor”) if the Acquired Fund has not yet received their vote. Authorization to permit a Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Acquired Funds believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, a Solicitor is required to get information from the shareholder to verify his identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the Proxy Statement/Prospectus and this supplement in the mail.

If the shareholder information solicited agrees with the information provided to the Solicitor by an Acquired Fund, the Solicitor has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. The Solicitor, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will record the shareholder’s instructions on the card. Within 72 hours, the Solicitor will send the shareholder a letter to confirm the shareholder’s vote and asking the shareholder to call a Solicitor immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

Your vote is important no matter how many shares you own. We urge you to act promptly in order to allow us to obtain a sufficient number of votes and avoid the cost of additional solicitation.

Quorum

With respect to each Reorganization, more than 50% of the outstanding shares of the applicable Acquired Fund entitled to vote constitutes a quorum for the Meeting.

Vote Required

With respect to each Reorganization, if a quorum is present at the Meeting, approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the applicable Acquired Fund, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares of such Acquired Fund present at the Meeting if the holders of more than 50% of the outstanding shares of such Acquired Fund are present or represented by proxy at the Meeting, or (ii) more than 50% of the outstanding shares of such Acquired Fund.

A shareholder of an Acquired Fund is entitled to one vote for each dollar of net asset value represented by such shareholder’s shares as of the Record Date and a proportionate fractional vote with respect to the remainder of the net asset value of such shares, if any. Shares of all classes vote together as a single class.

Effect of Abstentions and Broker “Non-Votes”

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the applicable Acquired Fund as inspectors of elections (also known as “tellers”) for the Meeting. The tellers will count the total number of votes cast “FOR” approval of each Reorganization for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by properly executed proxy cards that constitute abstentions and “broker non-votes” as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum, but will have the effect of a negative vote on the proposals. “Broker non-votes” are proxies for shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Adjournments

In the event that sufficient votes to approve the Reorganization Agreement with respect to an Acquired Fund or another proposal are not received, a person named as proxy may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by a majority of the shares represented at the Meeting, either in person or by proxy. For purposes of calculating a vote to adjourn the Meeting, “broker non-votes” will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. In addition, shares represented by properly executed proxy cards that constitute abstentions will have the effect of a vote against any such adjournment. In the event of an adjournment, no further notice is needed other than an announcement at the Meeting to be adjourned, except if the adjournment is for more than 60 days from the date set for the original meeting or a new record date is fixed for the adjourned meeting.

Shareholder Proposals

You may request inclusion in an Acquired Fund’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. An Acquired Fund is not required to hold regular meetings of shareholders, and in order to minimize costs, does not intend to hold meetings of the shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the J.P. Morgan Funds’ management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date, Outstanding Shares and Interests of Certain Persons

Only shareholders of record of the Acquired Funds at the close of business on the Record Date are entitled to receive notice of, and to vote at, the Meeting and at any postponement or adjournment thereof. Please see Appendix D for information pertaining to the outstanding shares and interests of certain persons in the Acquired Funds.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036. Also, please see Appendix A for information on legal proceedings.

THE BOARD OF TRUST II, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUNDS APPROVE THE REORGANIZATION AGREEMENT.

APPENDIX A

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION

FOR THE JPMORGAN TRUST II FUNDS AND

FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (“BOIA”), subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMorgan Trust II Funds or those Funds that have acquired the assets and liabilities of a JPMorgan Trust II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

The table below shows the ratios for Class A, Class B, Class C, and Select Class Shares of the Funds included in this Proxy Statement/Prospectus. The expenses in the following table are shown on a pro forma basis as of February 28, 2014 as if the Reorganizations are approved and completed.

NON-REDUCED RATE FUNDS

	Class	Net Expense Ratio %	Gross Expense Ratio %

JPMorgan Intermediate Tax Free Bond Fund	A	0.76	0.92
(Assuming Reorganization of only JPMorgan Arizona Municipal Bond Fund)	B	1.42	1.42
	C	1.42	1.42
	Select	0.60	0.67

JPMorgan Intermediate Tax Free Bond Fund	A	0.76	0.92
(Assuming Reorganization of only JPMorgan Michigan Municipal Bond Fund)	B	1.42	1.42
	C	1.42	1.42
	Select	0.60	0.67

JPMorgan Intermediate Tax Free Bond Fund	A	0.76	0.92
(Assuming Reorganization of only JPMorgan Ohio Municipal Bond Fund)	B	1.42	1.42
	C	1.42	1.42
	Select	0.60	0.67

JPMorgan Intermediate Tax Free Bond Fund	A	0.76	0.92
(Assuming Reorganization of all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)	B	1.42	1.42
	C	1.42	1.42
	Select	0.60	0.67

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 7/1/14, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

JPMorgan Intermediate Tax Free Bond Fund (assuming Reorganization of only JPMorgan Arizona Municipal Bond Fund)

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$450	1.06%	0.33%	0.33%	$145	5.00%	3.58%	3.58%
June 29, 2016	94	6.12	4.42	4.08	150	10.25	7.29	3.58
June 30, 2017	98	11.42	8.69	4.08	155	15.76	11.13	3.58
June 30, 2018	102	16.99	13.12	4.08	161	21.55	15.11	3.58
June 30, 2019	106	22.84	17.73	4.08	166	27.63	19.23	3.58
June 29, 2020	111	28.98	22.54	4.08	172	34.01	23.50	3.58
June 30, 2021	115	35.43	27.54	4.08	179	40.71	27.92	3.58
June 30, 2022	120	42.21	32.74	4.08	185	47.75	32.50	3.58
June 30, 2023	125	49.32	38.16	4.08	192	55.13	37.24	3.58
June 29, 2024	130	56.78	43.79	4.08	198	62.89	42.15	3.58

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2015) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$245	4.00%	2.58%	2.58%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cummulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2015	$145	$645	5.00%	0.00%	3.58%	–1.42%	3.58%	–1.42%
June 29, 2016	150	550	10.25	6.25	7.29	3.29	3.58	–0.28
June 30, 2017	155	455	15.76	12.76	11.13	8.13	3.58	0.78
June 30, 2018	161	461	21.55	18.55	15.11	12.11	3.58	0.88
June 30, 2019	166	366	27.63	25.63	19.23	17.23	3.58	1.84
June 29, 2020	172	272	34.01	33.01	23.50	22.50	3.58	2.74
June 30, 2021	179	179	40.71	40.71	27.92	27.92	3.58	3.58
June 30, 2022	185	185	47.75	47.75	32.50	32.50	3.58	3.58
June 30, 2023	124	124	55.13	55.13	37.90	37.90	4.08	4.08
June 29, 2024	129	129	62.89	62.89	43.53	43.53	4.08	4.08

1	Class B shares automatically convert to Class A shares after eight years.
2	The "With Redemption" numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$61	5.00%	4.40%	4.40%
June 29, 2016	71	10.25	8.92	4.33
June 30, 2017	75	15.76	13.64	4.33
June 30, 2018	78	21.55	18.56	4.33
June 30, 2019	81	27.63	23.69	4.33
June 29, 2020	85	34.01	29.05	4.33
June 30, 2021	88	40.71	34.63	4.33
June 30, 2022	92	47.75	40.46	4.33
June 30, 2023	96	55.13	46.55	4.33
June 29, 2024	100	62.89	52.89	4.33

JPMorgan Intermediate Tax Free Bond Fund

(assuming Reorganization of only JPMorgan Michigan Municipal Bond Fund)

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$450	1.06%	0.33%	0.33%	$145	5.00%	3.58%	3.58%
June 29, 2016	94	6.12	4.42	4.08	150	10.25	7.29	3.58
June 30, 2017	98	11.42	8.69	4.08	155	15.76	11.13	3.58
June 30, 2018	102	16.99	13.12	4.08	161	21.55	15.11	3.58
June 30, 2019	106	22.84	17.73	4.08	166	27.63	19.23	3.58
June 29, 2020	111	28.98	22.54	4.08	172	34.01	23.50	3.58
June 30, 2021	115	35.43	27.54	4.08	179	40.71	27.92	3.58
June 30, 2022	120	42.21	32.74	4.08	185	47.75	32.50	3.58
June 30, 2023	125	49.32	38.16	4.08	192	55.13	37.24	3.58
June 29, 2024	130	56.78	43.79	4.08	198	62.89	42.15	3.58

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2015) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$245	4.00%	2.58%	2.58%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2015	$145	$645	5.00%	0.00%	3.58%	–1.42%	3.58%	–1.42%
June 29, 2016	150	550	10.25	6.25	7.29	3.29	3.58	–0.28
June 30, 2017	155	455	15.76	12.76	11.13	8.13	3.58	0.78
June 30, 2018	161	461	21.55	18.55	15.11	12.11	3.58	0.88
June 30, 2019	166	366	27.63	25.63	19.23	17.23	3.58	1.84
June 29, 2020	172	272	34.01	33.01	23.50	22.50	3.58	2.74
June 30, 2021	179	179	40.71	40.71	27.92	27.92	3.58	3.58
June 30, 2022	185	185	47.75	47.75	32.50	32.50	3.58	3.58
June 30, 2023	124	124	55.13	55.13	37.90	37.90	4.08	4.08
June 29, 2024	129	129	62.89	62.89	43.53	43.53	4.08	4.08

1	Class B shares automatically convert to Class A shares after eight years.
2	The "With Redemption" numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$61	5.00%	4.40%	4.40%
June 29, 2016	71	10.25	8.92	4.33
June 30, 2017	75	15.76	13.64	4.33
June 30, 2018	78	21.55	18.56	4.33
June 30, 2019	81	27.63	23.69	4.33
June 29, 2020	85	34.01	29.05	4.33
June 30, 2021	88	40.71	34.63	4.33
June 30, 2022	92	47.75	40.46	4.33
June 30, 2023	96	55.13	46.55	4.33
June 29, 2024	100	62.89	52.89	4.33

JPMorgan Intermediate Tax Free Bond Fund

(assuming Reorganization of only JPMorgan Ohio Municipal Bond Fund)

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$450	1.06%	0.33%	0.33%	$145	5.00%	3.58%	3.58%
June 29, 2016	94	6.12	4.42	4.08	150	10.25	7.29	3.58
June 30, 2017	98	11.42	8.69	4.08	155	15.76	11.13	3.58
June 30, 2018	102	16.99	13.12	4.08	161	21.55	15.11	3.58
June 30, 2019	106	22.84	17.73	4.08	166	27.63	19.23	3.58
June 29, 2020	111	28.98	22.54	4.08	172	34.01	23.50	3.58
June 30, 2021	115	35.43	27.54	4.08	179	40.71	27.92	3.58
June 30, 2022	120	42.21	32.74	4.08	185	47.75	32.50	3.58
June 30, 2023	125	49.32	38.16	4.08	192	55.13	37.24	3.58
June 29, 2024	130	56.78	43.79	4.08	198	62.89	42.15	3.58

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2015) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$245	4.00%	2.58%	2.58%

	Class B1
	Annual Costs		Gross Cummulative Return		Net Cummulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2015	$145	$645	5.00%	0.00%	3.58%	–1.42%	3.58%	–1.42%
June 29, 2016	150	550	10.25	6.25	7.29	3.29	3.58	–0.28
June 30, 2017	155	455	15.76	12.76	11.13	8.13	3.58	0.78
June 30, 2018	161	461	21.55	18.55	15.11	12.11	3.58	0.88
June 30, 2019	166	366	27.63	25.63	19.23	17.23	3.58	1.84
June 29, 2020	172	272	34.01	33.01	23.50	22.50	3.58	2.74
June 30, 2021	179	179	40.71	40.71	27.92	27.92	3.58	3.58
June 30, 2022	185	185	47.75	47.75	32.50	32.50	3.58	3.58
June 30, 2023	124	124	55.13	55.13	37.90	37.90	4.08	4.08
June 29, 2024	129	129	62.89	62.89	43.53	43.53	4.08	4.08

1	Class B shares automatically convert to Class A shares after eight years.
2	The "With Redemption" numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$61	5.00%	4.40%	4.40%
June 29, 2016	71	10.25	8.92	4.33
June 30, 2017	75	15.76	13.64	4.33
June 30, 2018	78	21.55	18.56	4.33
June 30, 2019	81	27.63	23.69	4.33
June 29, 2020	85	34.01	29.05	4.33
June 30, 2021	88	40.71	34.63	4.33
June 30, 2022	92	47.75	40.46	4.33
June 30, 2023	96	55.13	46.55	4.33
June 29, 2024	100	62.89	52.89	4.33

JPMorgan Intermediate Tax Free Bond Fund

(assuming Reorganization of all of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund)

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$450	1.06%	0.33%	0.33%	$145	5.00%	3.58%	3.58%
June 29, 2016	94	6.12	4.42	4.08	150	10.25	7.29	3.58
June 30, 2017	98	11.42	8.69	4.08	155	15.76	11.13	3.58
June 30, 2018	102	16.99	13.12	4.08	161	21.55	15.11	3.58
June 30, 2019	106	22.84	17.73	4.08	166	27.63	19.23	3.58
June 29, 2020	111	28.98	22.54	4.08	172	34.01	23.50	3.58
June 30, 2021	115	35.43	27.54	4.08	179	40.71	27.92	3.58
June 30, 2022	120	42.21	32.74	4.08	185	47.75	32.50	3.58
June 30, 2023	125	49.32	38.16	4.08	192	55.13	37.24	3.58
June 29, 2024	130	56.78	43.79	4.08	198	62.89	42.15	3.58

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2015) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$245	4.00%	2.58%	2.58%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
June 30, 2015	$145	$645	5.00%	0.00%	3.58%	–1.42%	3.58%	–1.42%
June 29, 2016	150	550	10.25	6.25	7.29	3.29	3.58	–0.28
June 30, 2017	155	455	15.76	12.76	11.13	8.13	3.58	0.78
June 30, 2018	161	461	21.55	18.55	15.11	12.11	3.58	0.88
June 30, 2019	166	366	27.63	25.63	19.23	17.23	3.58	1.84
June 29, 2020	172	272	34.01	33.01	23.50	22.50	3.58	2.74
June 30, 2021	179	179	40.71	40.71	27.92	27.92	3.58	3.58
June 30, 2022	185	185	47.75	47.75	32.50	32.50	3.58	3.58
June 30, 2023	124	124	55.13	55.13	37.90	37.90	4.08	4.08
June 29, 2024	129	129	62.89	62.89	43.53	43.53	4.08	4.08

1	Class B shares automatically convert to Class A shares after eight years.
2	The "With Redemption" numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2015	$61	5.00%	4.40%	4.40%
June 29, 2016	71	10.25	8.92	4.33
June 30, 2017	75	15.76	13.64	4.33
June 30, 2018	78	21.55	18.56	4.33
June 30, 2019	81	27.63	23.69	4.33
June 29, 2020	85	34.01	29.05	4.33
June 30, 2021	88	40.71	34.63	4.33
June 30, 2022	92	47.75	40.46	4.33
June 30, 2023	96	55.13	46.55	4.33
June 29, 2024	100	62.89	52.89	4.33

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AMONG SERIES OF JPMORGAN TRUST I AND JPMORGAN TRUST II

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about JPMorgan Trust I and JPMorgan Trust II, Delaware statutory trusts. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this        day of       , 2014, by and between JPMorgan Trust I, a Delaware statutory trust (“Trust I”), on behalf of its series JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”), and JPMorgan Trust II, a Delaware statutory trust, (“Trust II,” together with Trust I, a “Trust” or the “Trusts”), on behalf of each of the following of its series, JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”).

WHEREAS, each of the Acquired Funds and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the contemplated reorganizations and liquidations will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of each Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the respective Acquired Fund and (3) the distribution of the Acquiring Fund Shares to the Shareholders of each Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganizations”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Trustees of Trust I have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the respective Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of such Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund, and that the interests of the existing Shareholders of the Acquiring Fund will not be diluted as a result of these transactions; and

WHEREAS, the Trustees of Trust II have determined, with respect to each Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of each Acquired Fund and that the interests of the existing Shareholders of the Acquired Funds will not be diluted as a result of these transactions;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATIONS

1.1 Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Trust II, on behalf of each Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring

Fund, and Trust I, on behalf of the Acquiring Fund, agrees in exchange therefor (a) to deliver to the respective Acquired Fund a number of full and fractional shares of beneficial interest of the Acquiring Fund of the respective class (the “Merger Shares”) set forth on Schedule B having an aggregate net asset value equal to the value of the properties and assets of the Acquired Fund attributable to the shares of the Acquired Fund on such date less the value of the liabilities of the Acquired Fund attributable to those shares of the Acquired Fund as of the time and date set forth in paragraph 3.1, determined by dividing the value of such Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the respective Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2 The property and assets of Trust II attributable to each Acquired Fund to be sold, assigned, conveyed, transferred and delivered to Trust I, on behalf of the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by an Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). Each Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3 Each Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date, as defined below. Trust I, on behalf of the Acquiring Fund, shall assume all of the liabilities of the respective Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, each Acquired Fund will declare and pay to its Shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately following the actions contemplated by paragraph 1.1, Trust II shall take such actions necessary to complete the liquidation of each Acquired Fund. To complete the liquidation, Trust II, on behalf of each Acquired Fund, shall (a) distribute to its Shareholders of record as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by Trust II, on behalf of the respective Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of such Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of each Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission

(“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7 The consummation of the transactions provided for in this Agreement with respect to an Acquired Fund and the Acquiring Fund is not contingent upon the consummation of the transactions provided for in this Agreement as to any other Acquired Fund(s) and Acquiring Fund.

2.	VALUATION

2.1 The value of the Assets of each Acquired Fund shall be determined as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the Acquiring Fund would use in determining the fair market value of its assets and liabilities.

2.2 The net asset value per share of the Acquiring Fund’s Acquiring Fund Shares shall be determined to four decimal places on the Valuation Date, using the valuation procedures established by the Board of Trustees of Trust I.

2.3 The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined with respect to each Acquired Fund by dividing the value of the net assets with respect to the Acquired Fund Shares, determined as set forth in paragraph 2.1, by the net asset value of the Acquiring Fund Shares, determined as set forth in paragraph 2.2.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be June 13, 2014, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The “close of business” on the Closing Date shall be as of 5:00 p.m., New York time. The Closing shall be held at the offices of J.P. Morgan Investment Management Inc. or at such other time and/or place as the parties may agree.

3.2 Trust II shall direct JPMorgan Chase Bank, N.A. (“JPMCB”), as custodian for each Acquired Fund (“Acquired Fund Custodian”), to deliver to Trust I, on behalf of the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that (i) the Assets of each Acquired Fund have been delivered in proper form to the Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to JPMCB, as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets of each Acquired Fund deposited with such depositories. The cash to be transferred by each Acquired Fund shall be delivered to the Acquiring Fund Custodian on the Closing Date.

3.3 Trust II shall direct Boston Financial Data Services, Inc., in its capacity as transfer agent for each Acquired Fund (“Transfer Agent”), to deliver to Trust I, on behalf of the Acquiring Fund, at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of Acquired Fund Shares owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the respective Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to such Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that at the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or any Acquired Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of any Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of Trustees of Trust I with respect to the Acquiring Fund and the Board of Trustees of Trust II with respect to the Acquired Funds), the Closing Date shall be postponed with respect to such Acquired Fund or Acquiring Fund until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to Trust I in Schedule 4.1 to this Agreement, Trust II, on behalf of each Acquired Fund, represents and warrants as follows:

(a) Each Acquired Fund is duly established as a series of Trust II, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Agreement and Declaration of Trust (collectively, the “Charter”), as amended, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Trust II is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Trust II has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1.

(b) Trust II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of each Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, Trust II, on behalf of each Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the

Assets, Trust I, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f) Each Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or by-laws of Trust II, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust II, on behalf of each Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Trust II, on behalf of each Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of each Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Trust II’s knowledge, threatened against Trust II, with respect to any Acquired Fund or any of such Acquired Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as disclosed on Schedule 4.1, Trust II, on behalf of each Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Schedule of Investments of each Acquired Fund at February 28, 2013, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied. Such statements, and the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Schedule of Investments of each Acquired Fund for the six months ended August 31, 2013 (true and correct copies of which have been furnished to Trust I, on behalf of the Acquiring Fund) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of each such Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since February 28, 2013, there has not been any material adverse change in each Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by each such Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment policies. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by an Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Shareholders of an Acquired Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Trust II’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), each Acquired Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, each Acquired Fund has distributed or, with respect to its taxable year most recently ended and its taxable year ending on the Closing Date, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Trust II, on behalf of each Acquired Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of each Acquired Fund, as provided in paragraph 3.3. No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. Each Acquired Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary trust action on the part of the Board of Trustees of Trust II, on behalf of each Acquired Fund, and by the approval of each Acquired Fund’s Shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of Trust II, on behalf of each Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The combined proxy statement and prospectus (“Proxy Statement/Prospectus”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to each Acquired Fund and Trust II, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of each Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Funds for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to Trust II in Schedule 4.2 to this Agreement, Trust I, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly established as a series of Trust I, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Charter, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Trust I is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Trust I has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2.

(b) Trust I is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Charter or by-laws of Trust I, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust I, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Trust I, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Trust I’s knowledge, threatened against Trust I, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, Trust I, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at February 28, 2013, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied. Such statements, and the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Schedule of Investments of the Acquiring Fund for the six months ended August 31, 2013 (true and correct copies of which have been furnished to Trust II, on behalf of each Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since February 28, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment policies. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Trust I’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation, the Acquiring Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Acquiring Fund has distributed or, with respect to its taxable year most recently ended, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carryforward) (as defined in the Code).

(k) All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Trust I, on behalf of the Acquiring Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Funds, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by Trust I, on behalf of the Acquiring Fund.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of Trust I, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of Trust I, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Proxy Statement/Prospectus to be included in the Registration Statement, insofar as it relates to the Acquiring Fund, Trust I and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of each Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Funds for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

Trust I, on behalf of the Acquiring Fund, and Trust II, on behalf of each Acquired Fund, hereby further covenant as follows:

5.1 Each Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 Trust II will call a meeting of the Shareholders of each Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 Each Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund and each Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 Trust I, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganizations (“Registration Statement”). Each Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 The Acquiring Fund and each of the Acquired Funds covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 Trust II, on behalf of each Acquired Fund, covenants that it will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as Trust I, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Trust II’s, on behalf of each Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) Trust I’s, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Acquiring Fund shall not change its Charter, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of Trust II, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at the election of Trust II, to the performance by Trust I, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of Trust I, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 Trust I, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust I, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 Trust I, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as Trust II, on behalf of each Acquired Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Trust II, on behalf of each Acquired Fund, has title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) Trust II’s, on behalf of each Acquired Fund, assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4 Trust I, on behalf of the Acquiring Fund, shall have delivered to each Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and the Treasurer or Assistant Treasurer of Trust I, in a form reasonably satisfactory to Trust II, on behalf of the corresponding Acquired Fund, and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as Trust II shall reasonably request.

6.5 Each Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganizations after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of Trust I, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the election of Trust I, to the performance by Trust II, on behalf of each Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of Trust II, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Trust II, on behalf of each Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust II, on behalf of each Acquired Fund, on or before the Closing Date.

7.3 Trust II, on behalf of each Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of Trust II, on behalf of each Acquired Fund. Trust II shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as Trust I, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Trust II’s, on behalf of each Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) Trust II’s, on behalf of each Acquired Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4 Trust II, on behalf of each Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of such Acquired Fund by the President or Vice President and the Treasurer or Assistant Treasurer of Trust II, in a form reasonably satisfactory and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as Trust I, on behalf of the Acquiring Fund, shall reasonably request.

7.5 Each Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganizations after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Trust I, on behalf of the Acquiring Fund, or Trust II, on behalf of each Acquired Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement as to such Acquired Fund and Acquiring Fund:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provision of the Charter and by-laws of Trust II, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither Trust I nor Trust II may waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to Trust I’s or Trust II’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by Trust I and Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or any Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 With respect to each Reorganization, the parties shall have received an opinion of Dechert LLP dated the Closing Date, substantially to the effect that for federal income tax purposes: (i) The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code; (ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) The Acquiring Fund’s tax basis in the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization; (iv) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset); (v) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares by the Acquired Fund to the shareholders of the Acquired Fund in liquidation; (vi) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares; (vii) The aggregate tax basis of Acquiring Fund Shares that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Fund exchanged therefor; and (viii) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets. Dechert LLP will express no view with respect to the effect of the transaction on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction. The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Acquired Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Dechert LLP’s opinion. Notwithstanding anything herein to the contrary, neither Trust I nor Trust II may waive the conditions set forth in this paragraph 8.5.

8.6 Trust I and Trust II shall have received the opinion of Dechert LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to Trust I, on behalf of the Acquiring Fund, and Trust II, on behalf of each Acquired Fund) substantially to the effect that, based upon certain facts and certifications made by Trust I, on behalf of the Acquiring Fund, and Trust II, on behalf of each Acquired Fund, and their authorized officers, (a) Each of Trust I and Trust II is duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund and each Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of Trust I and Trust II, as applicable; (b) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to each Acquired Fund by Trust I, on behalf of the Acquiring Fund, of the Assumption Instrument, the Acquiring Fund will have duly assumed such liabilities; (c) Each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquiring Fund by Trust II, on behalf of the respective Acquired Fund, of the Transfer Instruments against payment therefore, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and each Acquired Fund and, assuming the Registration Statement and Proxy Statement/Prospectus comply with applicable federal securities laws, constitutes the valid and binding obligation of the Acquiring Fund and each Acquired Fund, enforceable against the Acquiring Fund and Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium, reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (e) the Acquiring Fund Shares to be issued for transfer to each Acquired Fund’s shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by the Acquiring Fund against delivery of all of the assets of the respective Acquired Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (f) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Charter or by-laws of Trust I and Trust II, or result in a violation of the terms and provision of the agreements to which Trust I and Trust II or the Acquiring Fund or an Acquired Fund is a party or by which either Trust I and Trust II or the Acquiring Fund or an Acquired Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal, Delaware state court or governmental body is required for the consummation by Trust I and Trust II and the Acquiring Fund or each Acquired Fund of the transactions contemplated by the Agreement, except such as have been obtained; (g) to the knowledge of such counsel, based on discussions with officers of Trust I and Trust II but without other independent investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to Trust I and Trust II or the Acquiring Fund or any Acquired Fund or any of their respective properties or assets; to the knowledge of such counsel, based on discussions with officers of Trust I and Trust II but without other independent investigation, neither Trust I and Trust II nor the Acquiring Fund or any Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of Trust I and Trust II but without other independent investigation, there is no legal or governmental proceeding relating to Trust I and Trust II or they Acquiring Fund or any Acquired Fund pending on or before the date of mailing of the Proxy Statement/Prospectus or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (h) each of Trust I and Trust II is registered with the Commission as an investment company under the 1940 Act; and (i) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (1) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (2) no proceedings for that purpose have been instituted or threatened by the Commission.

8.7 The Assets of each Acquired Fund will include no assets which the Acquiring Fund, by reason of limitations contained in its Charter or of investment policies disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.0	INDEMNIFICATION

9.1 The Acquiring Fund, solely out of its assets and property (including any amounts paid to the corresponding Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless Trust II and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the corresponding Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Trust I or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 Each Trust II Acquired Fund, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), severally and not jointly, agrees to indemnify and hold harmless Trust I and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Trust II or its Trustees or officers prior to the Closing Date, provided that such indemnification by any Acquired Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.0	BROKERAGE FEES AND BROKERAGE EXPENSES

10.1 Trust I and Trust II represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. will waive their fees and/or reimburse each Fund in an amount sufficient to offset the costs incurred by the Fund relating to its Reorganization. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, and expenses of holding a Shareholders’ meeting pursuant to paragraph 5.2. The costs of the Reorganizations will not include brokerage fees and brokerage expenses related to the disposition and acquisition of portfolio assets. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 Trust I and Trust II agree that neither party has made any representation, warranty or covenant, on behalf of an Acquired Fund or the Acquiring Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to the Acquiring Fund or the respective Acquired Funds by resolution of either the Board of Trustees of Trust I or the Board of Trustees of Trust II at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the respective Acquired Fund(s), respectively.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Trust I and Trust II.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to either Trust I or Trust II, at 270 Park Avenue, New York, NY 10017, in each case to the attention of the Trust’s secretary and with a copy to Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, attn: Jon S. Rand.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to the Acquiring Fund to be required by law, and, further, the Acquiring Fund will issue stop transfer instructions to its transfer agent with respect to such Acquiring Fund Shares. Each Acquired Fund shall provide the Acquiring Fund on the Closing Date with the name of any Acquired Fund Shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

[THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

JPMorgan Trust I, on behalf of its series on Schedule A

By:

Name:

Title:

JPMorgan Trust II, on behalf of its series on Schedule A

By:

Name:

Title:

With respect to paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.	JPMorgan Distribution Services, Inc.
By:	By:
Name:	Name:
Title:	Title:

JPMorgan Funds Management, Inc.
By:
Name:
Title:

Schedule A

JPMorgan Trust I	JPMorgan Trust II
Acquiring Fund	Acquired Funds
JPMorgan Intermediate Tax Free Bond Fund	JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund

Schedule B

Acquired Fund		Acquiring Fund
JPMorgan Arizona Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Select Class	g	Select Class
JPMorgan Michigan Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Select Class	g	Select Class
JPMorgan Ohio Municipal Bond Fund		JPMorgan Intermediate Tax Free Bond Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Select Class	g	Select Class

APPENDIX C

HOW TO DO BUSINESS WITH THE ACQUIRING FUND AND SHAREHOLDER INFORMATION

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C shares may be purchased by the general public.

Class B Shares may no longer be purchased or acquired by exchange from share classes other than Class B Shares. Any investment received by the Fund that is intended for Class B Shares will not be accepted and your investment will be returned.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, or custodial capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

Shares of the Fund have not been registered for sale outside of the United States. This Proxy Statement/Prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (“ET”) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (“ACH”) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Boards have adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the

Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Fund’s SAI, dated July 1, 2013, as supplemented, for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This Proxy Statement/Prospectus offers Class A, Class B, Class C, and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the classes’ minimum and/or eligibility requirements. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds; however, Class B Shares are no longer available for new purchases.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this Proxy Statement/Prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more, and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (“CDSC”) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class B Shares

Shareholders with investments in Class B Shares may continue to hold such shares until they convert to Class A Shares. However, no additional investments will be accepted in Class B Shares. Dividends and capital gain distributions may continue to be reinvested in Class B Shares until their conversion dates. In addition, shareholders invested in Class B Shares will be able to exchange those shares for Class B Shares of other J.P. Morgan Funds offering Class B Shares until they convert.

A CDSC will apply on shares of the Fund sold within six years. CDSC periods are measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares of the Fund automatically convert to Class A Shares after eight years. Conversion periods are measured from the first day of the month in which the shares were purchased.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Like Class B Shares, Class C Shares have higher Rule 12b-1 fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A or Class B Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirement to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees).

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Fund’s SAI, dated July 1, 2013, as supplemented.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes price at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this Proxy Statement/Prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund. If you already hold Class B Shares of the Fund you may purchase Class A or Class C Shares in the same Fund without regard to the initial minimum investment requirement, however, subsequent investment requirements will apply.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class accounts of former One Group Funds opened on or before February 18, 2005 are subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the

Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of.

Doing so now means that you will not have to complete additional paperwork.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A, Class B and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A, Class B and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “INFORMATION ABOUT MANAGEMENT OF THE FUNDS” in this Proxy Statement/Prospectus.

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

The following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

Total Sales Charge For Funds

Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charges for investments of $1 million or more in the Fund.

**

If you purchase $1 million or more of Class A Shares of the Fund prior to 7/1/10 and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. If you purchase $1 million or more of the Fund on or after 7/1/10 and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. These charges apply to all your purchases, except for those purchases made prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the SAI, dated July 1, 2013, as supplemented, of the Fund for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.

Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund or your Financial Intermediary, and you must inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Fund or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of

Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s SAI, dated July 1, 2013, as supplemented. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Fund’s SAI, dated July 1, 2013, as supplemented, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.

Bought by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code.)

5.	Bought by:

•

Group employer-sponsored retirement and deferred compensation plans, and group employer-sponsored benefit plans (including health savings accounts) and trusts used to fund those plans. To be eligible, shares must be held through plan level or omnibus accounts with the Fund. Traditional IRAs, Roth IRAs, SEP, SARSEPs, SIMPLE IRAs, KEOGH’s, individual 401(k) or individual 403(b) plans do not qualify under this waiver. Financial Intermediaries, including affiliates of JPMorgan Chase, who have a dealer arrangement with the Distributor, who act in a custodial capacity or who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.

•

Financial Intermediaries, including affiliates of JPMorgan Chase, who have a dealer arrangement with the Distributor, act in a custodial capacity, or who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting, or other fee for their services.

•

Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to investment brokerage programs in which the end shareholder makes investment decisions independent of an financial advisor; these programs may or may not charge a transaction fee.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

6.

Bought with proceeds from the sale of Select Class Shares of J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.

Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.

Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.

Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

10.

Purchased in certain Individual Retirement Accounts (“IRAs”), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Fund’s IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

If you redeem Class B Shares within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0-1	5.00
1-2	4.00
2-3	3.00
3-4	3.00
4-5	2.00
5-6	1.00
More than 6	NONE

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the Fund.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares. Class B Shares of the Fund automatically convert after eight years.

Conversion periods are measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one J.P. Morgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0-1	1.00
After first year	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class B and Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B Shares of the Fund purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares of the Fund purchased on or after February 19, 2005 and for Class C Shares, the CDSC is based on the original cost of the shares.

You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the Fund:

1.

If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.

Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.

If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.

Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.

Exchanged for Class B or Class C Shares of other J.P. Morgan Funds. However, you may pay a Sales Charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class A, Class B and Class C Shares that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.

Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of the Fund may be exchanged for existing Class B Shares of another J.P. Morgan Fund.

Class C Shares of the Fund may be exchanged for Class C Shares of another J.P. Morgan Fund.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares, if available, of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any contingent deferred sales charge.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

For Class A, Class B and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of the Fund for Class B or Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.

Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except there is no CDSC on Class C Shares of JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short-Intermediate Municipal Bond Fund (collectively, the “Short Bond Funds”) purchased prior to September 3, 2013.

2.

The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Bond Funds purchased prior to September 3, 2013, is carried over to your new shares.

3.

If you exchange Class C Shares purposed prior to September 3, 2013 of one of the Short Bond Funds, your new Class C Shares shall be deemed to be held for the required holding period applicable to your new Class C Shares and no CDSC shall be charged.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A, Class B, Class C or Select Class Shares and the Fund or the Financial Intermediary receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A, Class B and Class C Shares.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B or Class C

Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s SAI, dated July 1, 2013, as supplemented. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this Proxy Statement/Prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.

If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Fund’s SAI, dated July 1, 2013, as supplemented, for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gain from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally distributes net investment income, if any, on a monthly basis. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” The Fund invests primarily in various types of municipal bonds, the interest on which is exempt from federal income tax. Distributions that are properly reported as exempt-interest dividends generally are not subject to federal income tax but may be subject to state and local taxes and, in certain instances, may result in liability for the federal alternative minimum tax, both for individual and corporate shareholders. You should consult your tax advisor concerning your own tax situation.

Shareholders who receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Fund may have on the federal taxation of their benefits. Exempt-interest dividends generally are included in income for purposes of determining the amount of benefits that are taxable.

The Fund may invest a portion of its assets in securities that generate income subject to federal, state, and/or local taxes. For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as either qualified dividend income or exempt-interest dividend income will be taxable as ordinary income. It is unlikely that dividends from any of the Fund will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt-interest dividends received from the Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your Fund Shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investments in certain debt obligations, mortgage-backed and asset-backed securities, and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the SAI of the Fund, dated July 1, 2013, as supplemented, for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Fund’s SAI, dated July 1, 2013, as supplemented.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as you cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees for the Fund have delegated the authority to vote proxies for securities owned by the Fund to the applicable investment adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than three calendar days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose its ten largest portfolio holdings and the percentage that each of these ten largest portfolio holdings represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, dated July 1, 2013, as supplemented.

APPENDIX D

RECORD DATE, OUTSTANDING SHARES AND INTERESTS OF CERTAIN PERSONS

Only shareholders of record of the Acquired Funds at the close of business on the Record Date are entitled to receive notice of, and to vote at, the Meeting and at any postponement of adjournment thereof. The chart below lists the number of shares of each Acquired Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Shares Outstanding on Record Date
JPMorgan Arizona Municipal Bond Fund	[ ]

JPMorgan Michigan Municipal Bond Fund	[ ]

JPMorgan Ohio Municipal Bond Fund	[ ]

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of any of the Acquired Funds or Acquiring Fund. Shareholders indicated below holding greater than 25% or more of a Fund are “controlling persons” of that Fund under the 1940 Act.

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Arizona Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Michigan Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Ohio Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund) After Reorganization*

JPMorgan Arizona Municipal Bond Fund
Class A Shares

Class B Shares

Class C Shares

Select Class Shares

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Arizona Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Michigan Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Ohio Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund) After Reorganization*

JPMorgan Michigan Municipal Bond Fund
Class A Shares

Class B Shares

Class C Shares

Select Class Shares

JPMorgan Ohio Municipal Bond Fund
Class A Shares

Class B Shares

Class C Shares

Select Class Shares

Fund/Share Class	Name and Address of Owner	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund (with JPMorgan Arizona Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Michigan Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Ohio Municipal Bond Fund only) After Reorganization*	Percentage of Combined Fund (with JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund) After Reorganization*

JPMorgan Intermediate Tax Free Bond Fund
Class A Shares

Class B Shares

Class C Shares

Select Class Shares

*	On a pro forma basis assuming the value of the shareholder’s interest in the Fund on the date of consummation is the same as on the Record Date.

As of the Record Date, the officers and Trustees of JPMorgan Trust I and JPMorgan Trust II beneficially owned as a group [less than 1%] of the outstanding securities of each class of each Fund.

The votes of the shareholders of the Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

Proxy Tabulator

P.O. box 9112

Farmingdale, NY 11735

Name and Address would print here

To vote by Internet

1)	Read the Proxy Statement and have the proxy card below at hand.
2)	Go to website www.proxyvote.com
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the proxy card below at hand.
2)	Call 1-800-690-6903
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate boxes on the proxy card below.
3)	Sign and date the proxy card.
4)	Return the proxy card in the envelope provided.

Box with control # would print here

Account

Cusip

Broadridge client #

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M70106-S16148	KEEP THIS PORTION FOR YOUR RECORDS DETACH

AND RETURN THIS PORTION ONLY

JPMORGAN ARIZONA MUNICIPAL BOND FUND

For	Against	Abstain
☐	☐	☐

1.	To approve the Agreement and Plan of Reorganization by and among JPMorgan Trust I on behalf of its series JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”) and JPMorgan Trust II on behalf of its series, JPMorgan Arizona Municipal Bond Fund (the “Acquired Fund”) pursuant to which the Acquired Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund, as indicated below, in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund. The Acquired Fund would then immediately distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in the complete liquidation of the Acquired Fund.

2.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholders’ Meeting:

The Proxy Statement is available at www.proxyvote.com.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

CONTINUED ON REVERSE SIDE

M70107-S16148

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Arizona Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 10, 2014

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES.

The undersigned hereby appoint(s) Wendy Setnicka, Elisaida Poueriet and Joseph Parascondola, each with full power of substitution and revocation, to vote all shares of the above referenced fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Trust to be held at 11:00 a.m., Eastern Time, on June 10, 2014, at the offices of J.P. Morgan, 270 Park Avenue, New York, NY 10017, and at any adjournment thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, by that one. This proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side.

Receipt of the Notice and Special Meeting of Shareholders and the accompanying joint Proxy Statement is hereby acknowledged.

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING

YOU MAY VOTE IN PERSON IF YOU ATTEND

Proxy Tabulator

P.O. box 9112

Farmingdale, NY 11735

Name and Address would print here

To vote by Internet

1)	Read the Proxy Statement and have the proxy card below at hand.
2)	Go to website www.proxyvote.com
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the proxy card below at hand.
2)	Call 1-800-690-6903
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate boxes on the proxy card below.
3)	Sign and date the proxy card.
4)	Return the proxy card in the envelope provided.

Box with control # would print here

Account

Cusip

Broadridge client #

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M70106-S16148	KEEP THIS PORTION FOR YOUR RECORDS DETACH

AND RETURN THIS PORTION ONLY

JPMORGAN MICHIGAN MUNICIPAL BOND FUND

For	Against	Abstain
☐	☐	☐

1.	To approve the Agreement and Plan of Reorganization by and among JPMorgan Trust I on behalf of its series JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”) and JPMorgan Trust II on behalf of its series, JPMorgan Michigan Municipal Bond Fund (the “Acquired Fund”) pursuant to which the Acquired Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund. The Acquired Fund would then immediately distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in the complete liquidation of the Acquired Fund.

2.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholders’ Meeting:

The Proxy Statement is available at www.proxyvote.com.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

CONTINUED ON REVERSE SIDE

M70107-S16148

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Arizona Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 10, 2014

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES.

The undersigned hereby appoint(s) Wendy Setnicka, Elisaida Poueriet and Joseph Parascondola, each with full power of substitution and revocation, to vote all shares of the above referenced fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Trust to be held at 11:00 a.m., Eastern Time, on June 10, 2014, at the offices of J.P. Morgan, 270 Park Avenue, New York, NY 10017, and at any adjournment thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, by that one. This proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side.

Receipt of the Notice and Special Meeting of Shareholders and the accompanying joint Proxy Statement is hereby acknowledged.

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING

YOU MAY VOTE IN PERSON IF YOU ATTEND

Proxy Tabulator

P.O. box 9112

Farmingdale, NY 11735

Name and Address would print here

To vote by Internet

1)	Read the Proxy Statement and have the proxy card below at hand.
2)	Go to website www.proxyvote.com
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the proxy card below at hand.
2)	Call 1-800-690-6903
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate boxes on the proxy card below.
3)	Sign and date the proxy card.
4)	Return the proxy card in the envelope provided.

Box with control # would print here

Account

Cusip

Broadridge client #

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M70106-S16148	KEEP THIS PORTION FOR YOUR RECORDS DETACH

AND RETURN THIS PORTION ONLY

JPMORGAN OHIO MUNICIPAL BOND FUND

For	Against	Abstain
☐	☐	☐

1.	To approve the Agreement and Plan of Reorganization by and among JPMorgan Trust I on behalf of its series JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”) and JPMorgan Trust II on behalf of its series, JPMorgan Ohio Municipal Bond Fund (the “Acquired Fund”) pursuant to which the Acquired Fund will transfer all of its assets attributable to each class of its shares to the Acquiring Fund, as indicated below, in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund. The Acquired Fund would then immediately distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in the complete liquidation of the Acquired Fund.

2.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholders’ Meeting:

The Proxy Statement is available at www.proxyvote.com.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

CONTINUED ON REVERSE SIDE

M70107-S16148

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Arizona Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 10, 2014

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES.

The undersigned hereby appoint(s) Wendy Setnicka, Elisaida Poueriet and Joseph Parascondola, each with full power of substitution and revocation, to vote all shares of the above referenced fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Trust to be held at 11:00 a.m., Eastern Time, on June 10, 2014, at the offices of J.P. Morgan, 270 Park Avenue, New York, NY 10017, and at any adjournment thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, by that one. This proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side.

Receipt of the Notice and Special Meeting of Shareholders and the accompanying joint Proxy Statement is hereby acknowledged.

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING

YOU MAY VOTE IN PERSON IF YOU ATTEND

PART B

JPMORGAN TRUST I

Statement of Additional Information

April [    ], 2014

Acquired Funds	Acquiring Fund
Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
(a series of JPMorgan Trust II)	(a series of JPMorgan Trust I)
270 Park Avenue	270 Park Avenue
New York, New York 10017	New York, New York 10017

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
(a series of JPMorgan Trust II)	(a series of JPMorgan Trust I)
270 Park Avenue	270 Park Avenue
New York, New York 10017	New York, New York 10017

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
(a series of JPMorgan Trust II)	(a series of JPMorgan Trust I)
270 Park Avenue	270 Park Avenue
New York, New York 10017	New York, New York 10017

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated April [    ], 2014, relating specifically to the proposed transfer of:

a. all of the assets of JPMorgan Arizona Municipal Bond Fund to JPMorgan Intermediate Tax Free Bond Fund and the assumption of all the liabilities of JPMorgan Arizona Municipal Bond Fund in exchange for shares of JPMorgan Intermediate Tax Free Bond Fund having an aggregate net asset value equal to those of JPMorgan Arizona Municipal Bond Fund;

b. all of the assets of JPMorgan Michigan Municipal Bond Fund to JPMorgan Intermediate Tax Free Bond Fund and the assumption of all the liabilities of JPMorgan Michigan Municipal Bond Fund in exchange for shares of JPMorgan Intermediate Tax Free Bond Fund having an aggregate net asset value equal to those of JPMorgan Michigan Municipal Bond Fund; and

c. all of the assets of JPMorgan Ohio Municipal Bond Fund to JPMorgan Intermediate Tax Free Bond Fund and the assumption of all the liabilities of JPMorgan Ohio Municipal Bond Fund in exchange for shares of JPMorgan Intermediate Tax Free Bond Fund having an aggregate net asset value equal to those of JPMorgan Ohio Municipal Bond Fund.

To obtain a copy of the Proxy Statement/Prospectus, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528 or call 866-963-6135. The transfers are to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

1.	General Information	1

2.	Documents Incorporated by Reference, including Financial Statements	1

3.	Pro Forma Financial Statements for JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund	1

GENERAL INFORMATION

A Special Meeting of Shareholders of the Acquired Funds will be held to consider the proposed Reorganizations at the offices of J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017, on June 10, 2014 at 11:00 a.m., New York time. For further information about the Reorganizations, see the Proxy Statement/Prospectus.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of JPMorgan Intermediate Tax Free Bond Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.

The information concerning the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund in the Statement of Additional Information for the J.P. Morgan Municipal Bond Funds dated July 1, 2013, as supplemented;

2.

The Financial Statements of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund in the J.P. Morgan Municipal Bond Funds’ Annual Report filed for the period ended February 28, 2013;

3.

The Financial Statements of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund and JPMorgan Intermediate Tax Free Bond Fund in the J.P. Morgan Municipal Bond Funds’ Semi-Annual Report filed for the period ended August 31, 2013;

PRO FORMA FINANCIAL STATEMENTS AND NOTES FOR JPMORGAN ARIZONA MUNICIPAL BOND

FUND, JPMORGAN MICHIGAN MUNICIPAL BOND FUND, JPMORGAN OHIO MUNICIPAL BOND

FUND AND JPMORGAN INTERMEDIATE TAX FREE BOND FUND

As of March 1, 2014, the net asset value of each Acquired Fund represented less than 10 percent of the net asset value of the Acquiring Fund. Under applicable legal requirements, when the net asset value of an Acquired Fund does not exceed 10 percent of the Acquiring Fund’s net asset value, pro forma financial statements are not required to be prepared. Therefore, pro forma financial statements have not been prepared for the Reorganizations.

1

Part C

Item 15. Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article VII, Sections 2, 3 and 5 of the Declaration of Trust and Article VII, Sections 2, 3 and 5 of the By-Laws.

Declaration of Trust:

Section 2. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) In no event will any revision, amendment or change to this Section 3 or the By-laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-laws is made.

Section 5. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity. For purposes of this Section 5, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person;

By-Laws:

Section 2. Indemnification of Trustees and Officers. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust shall indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. Subject to the exceptions and limitations contained in Section 4 of this Article VII, the Trust may, to the fullest extent consistent with law, indemnify each Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a Trustee or officer of the Trust. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or ‘otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is allege to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Section 3. Indemnification of Agents. Subject to the exceptions and limitations contained in Section 4 of this Article VII, every agent may be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 5. Insurance, Rights Not Exclusive. The Trust’s financial obligations arising from the indemnification provided herein or in the Declaration of Trust (i) may be insured by policies maintained by the Trust on behalf of any Trustee, officer or agent; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Trustee, officer or agent may now or hereafter be entitled; and (iv) shall inure to the benefit of the Trustee, officer or agent’s heirs, executors and administrators.

Item 16. Exhibits.

(1)(a)

Certificate of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(1)(b)

Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission as filed on February 18, 2005 (Accession number 0001047469-05-0043230).

(1)(c)

Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession number 0001047469-05-004230).

(1)(d)

Amended Schedule B, dated February 12, 2014, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(2)

Amended and Restated By-Laws dated December 31, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 18, 2013 (Accession Number 0001193125-13-017190).

(3)	Not Applicable
(4)	Form of Agreement and Plan of Reorganization between JPMorgan Trust I and JPMorgan Trust II. Filed herewith.
(5)	Instrument defining rights of shareholders incorporated by reference to Exhibits (1)(b) and (2).
(6)(a)

Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(6)(b)

Form of Amended Schedule A to the Investment Advisory Agreement (amended as of February 12, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(7)(a)(1)

Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(7)(a)(2)

Form of Amendment to the Distribution Agreement, including Schedule A, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(7)(a)(3)

Form of Amended Schedule B to the Distribution Agreement, amended as of February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(7)(a)(4)

Form of Amended Schedule C to the Distribution Agreement, amended as of February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(7)(a)(5)

Form of Amended Schedule D to the Distribution Agreement, amended as of February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(7)(a)(6)

Form of Amended Schedule E to the Distribution Agreement, amended as of February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(7)(a)(7)

Form of Amended Schedule F to the Distribution Agreement, amended as of February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(7)(b)

Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274886).

(7)(c)

Form of Sub Transfer Agency Agreement between the Recordkeeper and the Registrant Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274886).

(7)(d)

Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274886).

(7)(e)

Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274886).

(7)(f)

Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(8)

Deferred Compensation Plan for Eligible Trustees of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2014 (Accession Number 0001193125-14-067467).

(9)(a)	Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(9)(b)

Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of February 12, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession
Number 0001193125-14-072497).

(9)(c)

Form of Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated as of December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 6, 2013 (Accession Number 0001193125-13-464788).

(10)(a)

Combined Amended and Restated Distribution Plan, amended February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(10)(b)

Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibits A and B, amended as of February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters. Filed herewith.

(12)	Opinion of Dechert LLP regarding tax matters. To be filed by amendment.

(13)(a)(1)

Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2009 (Accession Number 0001145443-09-002631).

(13)(a)(2)

Form of Appendix A to the Transfer Agency Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(13)(a)(3)	Amendment to Transfer Agency Agreement between the Trust and BFDS, dated February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227394).

(13)(a)(4)	Addendum to Transfer Agency Agreement between the Trust and BFDS, dated as of March 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184310).

(13)(a)(5)

Amendment to Transfer Agency Agreement between the Trust and BFDS, dated as of March 30, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184310).

(13)(a)(6)

Form of Amendment to Transfer Agency Agreement between the Trust and BFDS, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(13)(b)(1)

Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on April 29, 2005 (Accession Number 0001047469-05-12430).

(13)(b)(2)

Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(13)(b)(3)

Form of Amended Schedule B to the Administration Agreement (amended as of February 12, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(13)(b)(4)

Form of Amendment to Administration Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(13)(d)(1)

Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 29, 2005 (Accession Number 0001047469-05-12430).

(13)(d)(2)

Amendment to the Shareholder Servicing Agreement including Schedules A and B, (amended as of August 22, 2013, Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 27, 2013 (Accession Number 0001192125-13-281972)

(13)(d)(3)

Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of February 12, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(13)(d)(4)

Form of Amendment, dated February 12, 2014 to the Shareholder Servicing Agreement, dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-072497).

(13)(e)(1)

Form of Fee Waiver Agreement for the FYE 2/28 Funds listed on Schedule A, thereto, dated July 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2013 (Accession Number 0001193125-13-272091).

(13)(f)(1)	Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed February 18, 2005 (Accession Number 0001047469-05-004230).
(14)	Consent of independent registered accountant. Filed herewith.
(15)	None.
(16)(a)	Powers of Attorney for Trustees, Principal Executive Officer and Principal Financial Officer. Filed herewith.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-effective Amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

As required by the Securities Act of 1933, this Registration Statement has been signed on the behalf of the Registrant, in the City of New York and State of New York, on the 17th day of March 2014.

JPMorgan Trust I (Registrant)

By: Robert L. Young*
Robert L. Young
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on March 17, 2014.

MITCHELL M. MERIN*
	John F. Finn Trustee		Mitchell M. Merin Trustee

	Dr. Matthew Goldstein Trustee		William G. Morton, Jr. Trustee

ROBERT J. HIGGINS*
	Robert J. Higgins Trustee		Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*		MARIAN U. PARDO*
	Frankie D. Hughes Trustee		Marian U. Pardo Trustee
FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee		Frederick W. Ruebeck Trustee

	MARY E. MARTINEZ*		JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee		James J. Schonbachler Trustee

	MARILYN MCCOY*	By	ROBERT L. YOUNG*
	Marilyn McCoy Trustee		Robert L. Young President and Principal Executive Officer

By	LAURA M. DEL PRATO*
Laura M. Del Prato Treasurer and Principal Financial Officer

*By	/S/ PAMELA WOODLEY
Pamela Woodley Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.

(4)	Form of Agreement and Plan of Reorganization between JPMorgan Trust I and JPMorgan Trust II

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters

(14)	Consent of independent registered public accounting firm

(16)(a)	Power of Attorney for Trustees, Principal Executive Officer and Principal Financial Officer